Vanguard Total Stock Market Index Fund

Schedule of Investments (unaudited)
As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)
Basic Materials (1.9%)
Linde plc	15,751,197	2,724,957
Air Products & Chemicals Inc.	6,464,186	1,290,316
Ecolab Inc.	7,607,963	1,185,549
Newmont Corp.	24,036,414	1,088,369
DuPont de Nemours Inc.	21,733,132	741,100
Dow Inc.	21,799,330	637,412
PPG Industries Inc.	6,932,371	579,546
LyondellBasell Industries NV Class A	7,336,677	364,119
International Paper Co.	11,511,369	358,349
Nucor Corp.	8,898,231	320,514
^ International Flavors & Fragrances Inc.	3,130,690	319,581
FMC Corp.	3,798,572	310,305
Freeport-McMoRan Inc.	40,468,260	273,161
Celanese Corp.	3,542,202	259,962
RPM International Inc.	3,799,404	226,065
Arconic Inc.	11,424,022	183,470
Albemarle Corp.	3,112,998	175,480
CF Industries Holdings Inc.	6,381,140	173,567
Royal Gold Inc.	1,921,890	168,569
Eastman Chemical Co.	3,593,521	167,386
Reliance Steel & Aluminum Co.	1,857,054	162,659
Steel Dynamics Inc.	6,003,514	135,319
Scotts Miracle-Gro Co.	1,142,878	117,031
Mosaic Co.	10,005,551	108,260
* Axalta Coating Systems Ltd.	6,176,263	106,664
NewMarket Corp.	278,032	106,450
Balchem Corp.	943,457	93,138
Ashland Global Holdings Inc.	1,756,750	87,961
Huntsman Corp.	6,056,300	87,392
WR Grace & Co.	1,956,362	69,647
Olin Corp.	4,685,852	54,684
Commercial Metals Co.	3,462,920	54,680
Sensient Technologies Corp.	1,237,218	53,831
* Univar Solutions Inc.	4,967,279	53,249
* Element Solutions Inc.	6,254,473	52,287
Stepan Co.	590,868	52,268
PolyOne Corp.	2,642,202	50,123
Innospec Inc.	713,580	49,587
Quaker Chemical Corp.	388,955	49,117
^ Cleveland-Cliffs Inc.	11,654,901	46,037
Westlake Chemical Corp.	1,134,457	43,302
* Ingevity Corp.	1,223,611	43,071
Chemours Co.	4,794,015	42,523
HB Fuller Co.	1,488,308	41,568
Cabot Corp.	1,493,756	39,017

	Compass Minerals International Inc.	993,725	38,229
	Minerals Technologies Inc.	1,017,478	36,894
	Domtar Corp.	1,688,075	36,530
*	Alcoa Corp.	5,469,176	33,690
	Kaiser Aluminum Corp.	461,105	31,945
^	United States Steel Corp.	4,965,623	31,333
*	GCP Applied Technologies Inc.	1,702,802	30,310
	Worthington Industries Inc.	1,064,449	27,942
	Carpenter Technology Corp.	1,397,832	27,258
	Hecla Mining Co.	14,564,616	26,508
	Schweitzer-Mauduit International Inc.	908,039	25,262
*	Ferro Corp.	2,389,652	22,367
	Materion Corp.	595,865	20,861
	Neenah Inc.	475,850	20,523
*	Coeur Mining Inc.	6,362,214	20,423
	Chase Corp.	194,498	16,005
	GrafTech International Ltd.	1,956,647	15,888
	Warrior Met Coal Inc.	1,470,927	15,621
	PH Glatfelter Co.	1,229,327	15,022
	Tredegar Corp.	846,997	13,239
*	PQ Group Holdings Inc.	1,176,972	12,829
	Tronox Holdings plc Class A	2,485,932	12,380
	Arch Coal Inc.	415,907	12,020
*	OMNOVA Solutions Inc.	1,133,854	11,497
	American Vanguard Corp.	779,242	11,268
*	Clearwater Paper Corp.	486,401	10,608
*	Verso Corp.	896,856	10,117
	Hawkins Inc.	280,320	9,979
	SunCoke Energy Inc.	2,570,319	9,896
	Schnitzer Steel Industries Inc.	710,840	9,269
	FutureFuel Corp.	731,582	8,245
*	AdvanSix Inc.	834,522	7,961
	Haynes International Inc.	363,127	7,484
*	Koppers Holdings Inc.	596,295	7,376
*	Kraton Corp.	906,483	7,343
	Gold Resource Corp.	2,467,769	6,786
	Peabody Energy Corp.	2,049,036	5,942
	Kronos Worldwide Inc.	688,234	5,809
*	Century Aluminum Co.	1,417,898	5,133
^	US Silica Holdings Inc.	2,092,484	3,766
	NACCO Industries Inc. Class A	130,463	3,650
*	Ryerson Holding Corp.	677,676	3,605
*	TimkenSteel Corp.	1,059,677	3,423
^,*	Energy Fuels Inc.	2,667,456	3,148
	Olympic Steel Inc.	302,343	3,129
*	Intrepid Potash Inc.	3,447,014	2,758
^,*	Uranium Energy Corp.	4,831,743	2,706
*	Synalloy Corp.	280,770	2,451
*	CONSOL Energy Inc.	655,451	2,419
*	Universal Stainless & Alloy Products Inc.	275,820	2,127
*	Resolute Forest Products Inc.	1,670,830	2,105
^,*	Ur-Energy Inc.	4,610,759	1,792
	Northern Technologies International Corp.	236,637	1,751
^,*	Marrone Bio Innovations Inc.	2,120,014	1,732
	Rayonier Advanced Materials Inc.	1,616,669	1,714
^,*	AgroFresh Solutions Inc.	1,033,962	1,696
*	LSB Industries Inc.	681,035	1,430

^,*	Contura Energy Inc.	526,551	1,237
*	Ampco-Pittsburgh Corp.	420,452	1,051
*	Centrus Energy Corp. Class A	185,888	942
	United-Guardian Inc.	56,216	812
	Friedman Industries Inc.	125,686	554
*	Ramaco Resources Inc.	231,486	553
^,*	Hi-Crush Inc.	2,164,803	509
	Hallador Energy Co.	471,119	447
*	General Moly Inc.	1,633,202	261
*	US Antimony Corp.	409,122	135
	Flexible Solutions International Inc.	86,857	102
	NL Industries Inc.	26,976	80
^,*	US Gold Corp.	13,326	69
*	Paramount Gold Nevada Corp.	65,976	40
^,*	Senestech Inc.	16,298	34
^,*	Golden Minerals Co.	130,813	28
*	Solitario Zinc Corp.	107,374	21
*	Ikonics Corp.	2,096	7
*	Howmet Aerospace Inc.	376	6
			14,077,724
Consumer Goods (8.1%)
	Procter & Gamble Co.	73,125,772	8,043,835
	Coca-Cola Co.	113,070,386	5,003,365
	PepsiCo Inc.	40,888,776	4,910,742
	Philip Morris International Inc.	45,619,108	3,328,370
	NIKE Inc. Class B	36,537,139	3,023,083
^,*	Tesla Inc.	4,227,464	2,215,191
	Altria Group Inc.	54,780,954	2,118,379
	Mondelez International Inc. Class A	42,225,035	2,114,630
	Colgate-Palmolive Co.	25,122,763	1,667,147
*	Activision Blizzard Inc.	22,519,632	1,339,468
	Kimberly-Clark Corp.	10,048,003	1,284,838
	Estee Lauder Cos. Inc. Class A	6,520,419	1,038,964
	General Mills Inc.	17,716,956	934,924
*	Electronic Arts Inc.	8,556,648	857,119
	General Motors Co.	37,725,244	783,931
*	Lululemon Athletica Inc.	3,428,243	649,823
*	Clorox Co.	3,675,039	636,701
	Constellation Brands Inc. Class A	4,419,721	633,611
*	Monster Beverage Corp.	11,031,417	620,628
	Hershey Co.	4,343,953	575,574
	Archer-Daniels-Midland Co.	16,325,115	574,318
	Ford Motor Co.	114,205,613	551,613
	VF Corp.	9,952,458	538,229
	Corteva Inc.	21,961,072	516,085
*	McCormick & Co. Inc.	3,619,616	511,126
	Tyson Foods Inc. Class A	8,652,720	500,733
	Kraft Heinz Co.	19,694,673	487,246
	Brown-Forman Corp. Class B	8,594,634	477,088
	Church & Dwight Co. Inc.	7,185,889	461,190
	Kellogg Co.	7,492,632	449,483
	Tiffany & Co.	3,338,349	432,316
	Conagra Brands Inc.	14,260,432	418,401
*	Take-Two Interactive Software Inc.	3,318,329	393,587
	Aptiv plc	7,486,322	368,627
	Hormel Foods Corp.	7,818,265	364,644
	JM Smucker Co.	3,175,694	352,502

	DR Horton Inc.	10,272,578	349,268
	Garmin Ltd.	4,184,288	313,654
	Lennar Corp. Class A	8,144,104	311,105
	Genuine Parts Co.	4,052,433	272,850
	Hasbro Inc.	3,775,934	270,168
	Campbell Soup Co.	5,733,410	264,654
*	NVR Inc.	103,004	264,629
	Lamb Weston Holdings Inc.	4,276,618	244,195
	Pool Corp.	1,115,642	219,525
	Molson Coors Beverage Co. Class B	5,174,945	201,875
*	WABCO Holdings Inc.	1,494,535	201,837
^	Keurig Dr Pepper Ord Shs	8,244,833	200,102
	Fortune Brands Home & Security Inc.	4,089,859	176,886
*	Zynga Inc.	24,888,652	170,487
	PulteGroup Inc.	7,547,400	168,458
*	LKQ Corp.	8,091,774	165,962
	Gentex Corp.	7,404,196	164,077
	Bunge Ltd.	3,954,644	162,259
	Whirlpool Corp.	1,855,152	159,172
*	Post Holdings Inc.	1,860,102	154,333
	Newell Brands Inc.	11,190,808	148,614
	Ingredion Inc.	1,957,503	147,791
	BorgWarner Inc.	6,061,516	147,719
	Lear Corp.	1,775,049	144,223
*	Mohawk Industries Inc.	1,682,670	128,287
*	US Foods Holding Corp.	6,446,145	114,161
*	Deckers Outdoor Corp.	819,320	109,789
	Flowers Foods Inc.	5,245,394	107,635
*	Helen of Troy Ltd.	737,552	106,230
	Tapestry Inc.	8,095,980	104,843
	Leggett & Platt Inc.	3,863,511	103,078
*	Middleby Corp.	1,645,980	93,623
*	Skechers U.S.A. Inc.	3,925,553	93,193
	Ralph Lauren Corp.	1,385,878	92,618
*	Darling Ingredients Inc.	4,788,448	91,795
^,*	Mattel Inc.	10,167,674	89,577
*	Boston Beer Co. Inc. Class A	243,108	89,357
	Harley-Davidson Inc.	4,540,168	85,945
	Carter's Inc.	1,294,633	85,096
	Brunswick Corp.	2,404,321	85,041
	Hanesbrands Inc.	10,608,769	83,491
	Polaris Inc.	1,704,344	82,064
	PVH Corp.	2,175,094	81,871
*	Herbalife Nutrition Ltd.	2,804,128	81,768
	Lancaster Colony Corp.	562,143	81,308
	WD-40 Co.	399,092	80,158
^,*	Beyond Meat Inc.	1,172,311	78,076
*	TreeHouse Foods Inc.	1,648,312	72,773
	Valvoline Inc.	5,508,271	72,103
	Sanderson Farms Inc.	584,292	72,055
	Toll Brothers Inc.	3,705,687	71,334
*	Freshpet Inc.	1,098,234	70,144
	Thor Industries Inc.	1,538,861	64,909
*	Tempur Sealy International Inc.	1,429,353	62,477
	Columbia Sportswear Co.	888,738	62,007
*	Hain Celestial Group Inc.	2,285,925	59,365
	Energizer Holdings Inc.	1,819,220	55,031

	J&J Snack Foods Corp.	441,254	53,392
*	Under Armour Inc. Class A	5,715,095	52,636
	Steven Madden Ltd.	2,204,941	51,221
	Spectrum Brands Holdings Inc	1,363,328	49,584
	KB Home	2,580,105	46,700
	LCI Industries	697,301	46,601
	Coty Inc. Class A	8,901,032	45,929
*	Capri Holdings Ltd.	4,219,949	45,533
*	Fox Factory Holding Corp.	1,074,610	45,134
*	Dorman Products Inc.	816,209	45,112
*	Fitbit Inc.	6,693,255	44,577
*	Under Armour Inc. Class C	5,464,844	44,047
	Reynolds Consumer Products Inc.	1,469,289	42,859
*	Taylor Morrison Home Corp.	3,877,722	42,655
	Goodyear Tire & Rubber Co.	6,871,727	39,993
*	Visteon Corp.	823,457	39,509
*	Meritage Homes Corp.	1,060,232	38,709
	Herman Miller Inc.	1,737,093	38,563
*	Edgewell Personal Care Co.	1,592,397	38,345
*	Cavco Industries Inc.	254,962	36,954
	Cal-Maine Foods Inc.	838,081	36,859
*	TRI Pointe Group Inc.	4,060,993	35,615
*	Hostess Brands Inc.	3,325,788	35,453
	Nu Skin Enterprises Inc. Class A	1,619,988	35,397
	Wolverine World Wide Inc.	2,244,976	34,124
^,*	iRobot Corp.	829,220	33,915
^	B&G Foods Inc.	1,873,254	33,887
	MDC Holdings Inc.	1,457,377	33,811
	Dana Inc.	4,200,567	32,806
	Vector Group Ltd.	3,452,343	32,521
*	Crocs Inc.	1,908,645	32,428
^,*	YETI Holdings Inc.	1,658,873	32,381
	Kontoor Brands Inc.	1,676,131	32,131
	HNI Corp.	1,241,927	31,284
	Universal Corp.	679,224	30,028
*	Gentherm Inc.	950,357	29,841
*	Meritor Inc.	2,160,341	28,625
	Coca-Cola Consolidated Inc.	136,512	28,467
	Callaway Golf Co.	2,760,344	28,211
	La-Z-Boy Inc.	1,361,332	27,975
*	Central Garden & Pet Co. Class A	1,083,702	27,710
	Calavo Growers Inc.	460,168	26,547
*	Pilgrim's Pride Corp.	1,459,503	26,446
*	LGI Homes Inc.	571,418	25,800
	Winnebago Industries Inc.	924,057	25,698
	Acushnet Holdings Corp.	986,340	25,369
	Fresh Del Monte Produce Inc.	913,989	25,235
	Sturm Ruger & Co. Inc.	487,415	24,814
	Steelcase Inc. Class A	2,470,174	24,381
	Cooper Tire & Rubber Co.	1,477,154	24,078
*	Skyline Champion Corp.	1,498,692	23,499
	Inter Parfums Inc.	500,656	23,205
*	Glu Mobile Inc.	3,654,311	22,986
	Standard Motor Products Inc.	541,679	22,518
	John B Sanfilippo & Son Inc.	241,068	21,551
*	American Woodmark Corp.	447,928	20,412
*	Delphi Technologies plc	2,522,121	20,303

	Medifast Inc.	320,710	20,044
*	USANA Health Sciences Inc.	346,252	20,000
*	BellRing Brands Inc. Class A	1,136,188	19,372
	Seaboard Corp.	6,880	19,352
*	Welbilt Inc.	3,723,539	19,102
*	Malibu Boats Inc. Class A	598,190	17,222
	Oxford Industries Inc.	465,460	16,878
^	Tootsie Roll Industries Inc.	459,858	16,537
	Levi Strauss & Co. Class A	1,299,974	16,159
*	Sonos Inc.	1,888,419	16,014
	Andersons Inc.	837,335	15,700
	Lennar Corp. Class B	535,350	15,482
*	Sleep Number Corp.	790,195	15,140
	Knoll Inc.	1,440,029	14,861
^,*	National Beverage Corp.	341,817	14,579
	ACCO Brands Corp.	2,746,356	13,869
*	Vista Outdoor Inc.	1,569,999	13,816
*	Universal Electronics Inc.	356,249	13,669
*	M/I Homes Inc.	810,888	13,404
*	American Outdoor Brands Corp.	1,536,722	12,755
	Interface Inc.	1,683,601	12,728
*	Stoneridge Inc.	741,376	12,418
*	American Axle & Manufacturing Holdings Inc.	3,342,277	12,066
	Kimball International Inc. Class B	1,009,180	12,019
*	Century Communities Inc.	773,747	11,227
	National Presto Industries Inc.	152,014	10,764
	MGP Ingredients Inc.	392,056	10,542
*	Central Garden & Pet Co.	381,137	10,481
	Signet Jewelers Ltd.	1,527,881	9,855
*	G-III Apparel Group Ltd.	1,250,718	9,631
^,*	GoPro Inc. Class A	3,564,982	9,340
*	elf Beauty Inc.	941,132	9,261
	Johnson Outdoors Inc. Class A	143,760	9,014
*	Landec Corp.	944,400	8,207
*	Seneca Foods Corp. Class A	198,455	7,895
	Alico Inc.	253,687	7,874
*	Craft Brew Alliance Inc.	496,885	7,404
	Ethan Allen Interiors Inc.	718,039	7,338
	Oil-Dri Corp. of America	211,722	7,080
	Clarus Corp.	714,557	7,003
*	Lifevantage Corp.	660,697	6,805
^,*	Motorcar Parts of America Inc.	517,117	6,505
*	Veru Inc.	1,928,242	6,305
	Hooker Furniture Corp.	377,372	5,891
	Limoneira Co.	448,589	5,877
*	Primo Water Corp.	644,725	5,841
	Rocky Brands Inc.	301,730	5,838
^,*	Akoustis Technologies Inc.	1,083,080	5,816
*	Tenneco Inc. Class A	1,527,453	5,499
*	Green Brick Partners Inc.	661,222	5,323
	Movado Group Inc.	443,817	5,246
*	Cooper-Standard Holdings Inc.	509,355	5,231
^	Camping World Holdings Inc. Class A	912,590	5,193
*	Beazer Homes USA Inc.	792,006	5,101
^	Turning Point Brands Inc.	222,195	4,691
*	MasterCraft Boat Holdings Inc.	625,593	4,567
*	Fossil Group Inc.	1,369,533	4,506

*	Unifi Inc.	379,895	4,388
^,*	Lakeland Industries Inc.	274,376	4,253
	Weyco Group Inc.	175,151	3,533
*	Farmer Brothers Co.	490,203	3,412
*	Vera Bradley Inc.	821,598	3,385
^,*	Celsius Holdings Inc.	794,634	3,345
^,*	22nd Century Group Inc.	3,650,521	2,738
*	XPEL Inc.	269,519	2,701
	Culp Inc.	360,480	2,653
^,*	New Age Beverages Corp.	1,823,862	2,535
*	ZAGG Inc.	780,631	2,428
	Superior Group of Cos. Inc.	281,058	2,378
	Flexsteel Industries Inc.	205,657	2,254
	Strattec Security Corp.	154,397	2,234
	Tupperware Brands Corp.	1,371,793	2,222
*	Delta Apparel Inc.	211,648	2,203
*	Nature's Sunshine Products Inc.	264,467	2,150
*	Purple Innovation Inc. Class A	361,373	2,053
^,*	Funko Inc. Class A	514,026	2,051
^,*	Revlon Inc. Class A	177,875	1,944
*	VOXX International Corp.	669,837	1,909
	Hamilton Beach Brands Holding Co. Class A	192,248	1,828
	Lifetime Brands Inc.	304,548	1,721
*	Nautilus Inc.	653,210	1,705
	Marine Products Corp.	201,101	1,625
^,*	Eastman Kodak Co.	882,036	1,526
*	Legacy Housing Corp.	163,128	1,509
	Acme United Corp.	74,339	1,507
	Bassett Furniture Industries Inc.	259,296	1,413
^,*	Lovesac Co.	241,980	1,411
*	US Auto Parts Network Inc.	739,450	1,294
	Escalade Inc.	203,212	1,209
*	Bridgford Foods Corp.	51,427	1,186
*	Natural Alternatives International Inc.	185,746	1,170
^,*	Hovnanian Enterprises Inc. Class A	136,508	1,125
*	S&W Seed Co.	431,256	871
^,*	Vuzix Corp.	699,898	861
	Rocky Mountain Chocolate Factory Inc.	162,623	781
	Kewaunee Scientific Corp.	97,556	745
^,*	Pyxus International Inc.	225,769	702
*	RiceBran Technologies	695,111	695
^,*	cbdMD Inc.	678,500	631
	Crown Crafts Inc.	123,894	592
*	Core Molding Technologies Inc.	379,867	585
*	Shiloh Industries Inc.	465,350	582
*	Coffee Holding Co. Inc.	230,234	536
	Superior Industries International Inc.	435,941	523
*	Centric Brands Inc.	424,318	475
*	Charles & Colvard Ltd.	609,632	412
	Mannatech Inc.	37,357	402
	Ocean Bio-Chem Inc.	79,709	387
*	Tandy Leather Factory Inc.	93,624	337
*	Vince Holding Corp.	85,346	331
*	Reed's Inc.	681,674	324
*	Willamette Valley Vineyards Inc.	66,863	321
^,*	Lipocine Inc.	618,404	297
*	LS Starrett Co. Class A	85,681	278

^,*	Innovate Biopharmaceuticals Inc.	514,938	259
^,*	Libbey Inc.	385,864	197
	CompX International Inc.	12,502	190
	Jerash Holdings US Inc.	41,854	187
*	New Home Co. Inc.	136,011	186
^,*	Sequential Brands Group Inc.	860,887	176
^,*	Casper Sleep Inc.	33,181	142
*	Greenlane Holdings Inc. Class A	56,000	96
^,*	JAKKS Pacific Inc.	260,169	91
	P&F Industries Inc. Class A	19,462	86
*	Lifeway Foods Inc.	43,222	83
*	Zedge Inc. Class B	81,694	72
*	Unique Fabricating Inc.	26,466	62
^,*	Nova Lifestyle Inc.	45,062	48
*	Koss Corp.	17,870	16
*	Hovnanian Enterprises Inc. Class B	772	6
*	Garrett Motion Inc.	858	2
*	Cyanotech Corp.	600	1
			59,657,823
Consumer Services (13.4%)
*	Amazon.com Inc.	12,356,329	24,091,382
	Home Depot Inc.	31,986,229	5,972,149
	Walt Disney Co.	52,845,166	5,104,843
*	Netflix Inc.	12,849,131	4,824,849
	Walmart Inc.	41,703,845	4,738,391
	Comcast Corp. Class A	133,116,158	4,576,534
	Costco Wholesale Corp.	12,891,087	3,675,636
	McDonald's Corp.	22,081,823	3,651,229
	CVS Health Corp.	38,147,038	2,263,264
	Starbucks Corp.	32,896,133	2,162,592
	Lowe's Cos. Inc.	22,632,069	1,947,490
*	Charter Communications Inc. Class A	4,408,437	1,923,445
*	Booking Holdings Inc.	1,227,160	1,650,923
	TJX Cos. Inc.	31,911,699	1,525,698
	Target Corp.	14,858,206	1,381,367
	Dollar General Corp.	7,537,341	1,138,214
	Walgreens Boots Alliance Inc.	22,243,063	1,017,620
	Ross Stores Inc.	10,608,046	922,582
*	Uber Technologies Inc.	30,014,024	837,992
*	Kroger Co.	23,496,238	707,707
	eBay Inc.	22,657,499	681,084
*	O'Reilly Automotive Inc.	2,217,764	667,658
	Sysco Corp.	14,210,590	648,429
	McKesson Corp.	4,735,767	640,560
	Yum! Brands Inc.	8,868,599	607,765
*	AutoZone Inc.	698,543	590,967
	Marriott International Inc. Class A	7,667,765	573,625
	Hilton Worldwide Holdings Inc.	8,271,828	564,470
*	Chipotle Mexican Grill Inc. Class A	814,364	532,920
*	Liberty Broadband Corp. Class C	4,734,351	524,187
*	Dollar Tree Inc.	6,939,139	509,819
	Southwest Airlines Co.	13,891,583	494,679
	Delta Air Lines Inc.	17,070,378	487,018
	Las Vegas Sands Corp.	11,261,002	478,255
*	Copart Inc.	6,132,792	420,219
	Domino's Pizza Inc.	1,198,234	388,312
	Best Buy Co. Inc.	6,569,394	374,455

	AmerisourceBergen Corp. Class A	4,225,478	373,955
	Omnicom Group Inc.	6,388,058	350,704
*	Burlington Stores Inc.	1,941,082	307,584
	Tractor Supply Co.	3,471,067	293,479
	FactSet Research Systems Inc.	1,112,124	289,908
*	Ulta Beauty Inc.	1,639,832	288,118
*	CarMax Inc.	4,822,255	259,582
	Cable One Inc.	150,705	247,761
	Fox Corp. Class A	10,118,101	239,091
	Expedia Group Inc.	4,086,665	229,957
^,*	Trade Desk Inc. Class A	1,166,382	225,112
	ViacomCBS Inc. Class B	16,041,498	224,741
*	Roku Inc.	2,548,624	222,954
*	Altice USA Inc. Class A	9,241,350	205,990
*	United Airlines Holdings Inc.	6,300,175	198,771
	Service Corp. International	5,077,606	198,585
	Darden Restaurants Inc.	3,593,059	195,678
*	Live Nation Entertainment Inc.	4,071,798	185,104
	Interpublic Group of Cos. Inc.	11,391,449	184,428
	Advance Auto Parts Inc.	1,929,437	180,055
	Vail Resorts Inc.	1,181,776	174,560
*	Bright Horizons Family Solutions Inc.	1,701,527	173,556
*	Discovery Communications Inc. Class C	9,701,489	170,164
	Wynn Resorts Ltd.	2,680,812	161,358
	MGM Resorts International	13,587,998	160,338
^	Sirius XM Holdings Inc.	32,410,511	160,108
	Royal Caribbean Cruises Ltd.	4,926,156	158,474
^,*	Lyft Inc. Class A	5,892,617	158,217
	Rollins Inc.	4,331,357	156,535
^	Carnival Corp.	11,612,480	152,936
*	Liberty Media Corp-Liberty Formula One Class C	5,562,256	151,460
	Aramark	7,316,765	146,116
	Casey's General Stores Inc.	1,078,576	142,901
^	American Airlines Group Inc.	11,573,108	141,076
*	DISH Network Corp. Class A	7,025,663	140,443
*	Liberty Media Corp-Liberty SiriusXM Class C	4,330,092	136,917
*	Etsy Inc.	3,474,556	133,562
	Nielsen Holdings plc	10,449,514	131,037
	Dunkin' Brands Group Inc.	2,426,973	128,872
	News Corp. Class A	14,221,388	127,637
	New York Times Co. Class A	4,123,282	126,626
*	Chegg Inc.	3,366,048	120,437
*	IAA Inc.	3,916,410	117,336
*	Planet Fitness Inc. Class A	2,392,215	116,501
*	Five Below Inc.	1,632,944	114,927
	Fox Corp. Class B	4,993,315	114,247
*	Madison Square Garden Co.	540,161	114,195
*	Grubhub Inc.	2,687,712	109,471
*	Caesars Entertainment Corp.	15,953,759	107,847
*	Grand Canyon Education Inc.	1,410,151	107,573
*	ServiceMaster Global Holdings Inc.	3,976,258	107,359
	Alaska Air Group Inc.	3,613,206	102,868
*	BJ's Wholesale Club Holdings Inc.	4,021,716	102,433
	Churchill Downs Inc.	993,267	102,257
^,*	Wayfair Inc.	1,836,177	98,125
^	Williams-Sonoma Inc.	2,282,091	97,035
	Dolby Laboratories Inc. Class A	1,777,665	96,367

^,*	Discovery Inc. Class A	4,710,433	91,571
	Wyndham Hotels & Resorts Inc.	2,795,889	88,098
*	frontdoor Inc.	2,483,409	86,373
*	Liberty Media Corp-Liberty SiriusXM Class A	2,714,125	86,011
	Strategic Education Inc.	609,658	85,206
*	Performance Food Group Co.	3,442,873	85,108
	H&R Block Inc.	5,865,435	82,585
^,*	Carvana Co.	1,478,174	81,433
	Wendy's Co.	5,386,830	80,156
	L Brands Inc.	6,915,710	79,946
	Texas Roadhouse Inc.	1,928,066	79,629
*	Floor & Decor Holdings Inc. Class A	2,372,765	76,142
*	JetBlue Airways Corp.	8,464,239	75,755
	Amerco	259,998	75,542
	Nexstar Media Group Inc. Class A	1,284,768	74,170
^,*	Ollie's Bargain Outlet Holdings Inc.	1,587,606	73,570
	Morningstar Inc.	629,713	73,204
*	Murphy USA Inc.	856,681	72,270
*	Qurate Retail Group Inc. QVC Group Class A	11,331,563	69,179
	Foot Locker Inc.	3,135,645	69,141
	TEGNA Inc.	6,344,398	68,900
	Wingstop Inc.	859,673	68,516
*	Norwegian Cruise Line Holdings Ltd.	6,247,263	68,470
	Kohl's Corp.	4,665,887	68,075
*	AutoNation Inc.	2,353,446	66,038
	Choice Hotels International Inc.	1,060,086	64,930
*	Sprouts Farmers Market Inc.	3,465,395	64,422
*	LiveRamp Holdings Inc.	1,891,368	62,264
*	Stamps.com Inc.	475,648	61,872
^	Cracker Barrel Old Country Store Inc.	701,527	58,381
	Marriott Vacations Worldwide Corp.	1,047,081	58,197
	Gap Inc.	8,236,192	57,983
	Wyndham Destinations Inc.	2,659,784	57,717
	TripAdvisor Inc.	3,151,609	54,806
	John Wiley & Sons Inc. Class A	1,385,277	51,934
	Lithia Motors Inc. Class A	627,565	51,329
*	Grocery Outlet Holding Corp.	1,429,242	49,080
^	Nordstrom Inc.	3,183,723	48,838
	Hyatt Hotels Corp. Class A	1,017,811	48,753
*	Simply Good Foods Co.	2,494,888	48,052
	Sabre Corp.	8,037,359	47,662
^	World Wrestling Entertainment Inc. Class A	1,393,802	47,292
*	Chewy Inc.	1,258,342	47,175
	KAR Auction Services Inc.	3,798,313	45,580
*	National Vision Holdings Inc.	2,312,671	44,912
	Aaron's Inc.	1,964,347	44,748
^	Macy's Inc.	9,076,711	44,567
*	Rh	437,082	43,914
*	Cargurus Inc.	2,274,749	43,084
*	Adtalem Global Education Inc.	1,572,032	42,115
	Graham Holdings Co. Class B	120,083	40,969
*	Penn National Gaming Inc.	3,224,417	40,789
	Monro Inc.	930,317	40,757
*	Hilton Grand Vacations Inc.	2,507,624	39,545
	Extended Stay America Inc.	5,356,303	39,155
	Core-Mark Holding Co. Inc.	1,335,686	38,161
	Dick's Sporting Goods Inc.	1,769,898	37,628

	Hillenbrand Inc.	1,966,165	37,573
*	2U Inc.	1,766,054	37,476
	Papa John's International Inc.	696,683	37,182
	SkyWest Inc.	1,406,190	36,828
	American Eagle Outfitters Inc.	4,458,479	35,445
	PriceSmart Inc.	673,054	35,369
*	Laureate Education Inc. Class A	3,364,809	35,364
*	Yelp Inc.	1,943,950	35,049
	Boyd Gaming Corp.	2,284,428	32,941
	Cinemark Holdings Inc.	3,095,700	31,545
*	Shake Shack Inc. Class A	834,957	31,511
*	Asbury Automotive Group Inc.	568,088	31,375
	Allegiant Travel Co.	379,168	31,016
^,*	Peloton Interactive Inc. Class A	1,151,171	30,564
*	AMC Networks Inc. Class A	1,232,677	29,966
	Sinclair Broadcast Group Inc. Class A	1,860,937	29,924
	Six Flags Entertainment Corp.	2,342,520	29,375
*	Gray Television Inc.	2,598,644	27,909
*	Sally Beauty Holdings Inc.	3,408,035	27,537
	Penske Automotive Group Inc.	964,167	26,997
^,*	Eldorado Resorts Inc.	1,815,391	26,142
	Office Depot Inc.	15,898,257	26,073
*	Liberty Broadband Corp. Class A	240,748	25,760
*	Spirit Airlines Inc.	1,996,453	25,734
*	Urban Outfitters Inc.	1,725,800	24,575
	Jack in the Box Inc.	692,554	24,274
*	WW International Inc.	1,374,016	23,235
^,*	Rite Aid Corp.	1,544,978	23,175
	Group 1 Automotive Inc.	515,690	22,824
^,*	Trupanion Inc.	866,988	22,568
*	Avis Budget Group Inc.	1,620,034	22,518
*	Perdoceo Education Corp.	2,052,310	22,144
*	K12 Inc.	1,143,987	21,576
*	Liberty Media Corp-Liberty Formula One Class A	827,429	21,364
	Matthews International Corp. Class A	870,225	21,051
	Rent-A-Center Inc.	1,423,381	20,127
*	Liberty Media Corp-Liberty Braves Class C	1,049,125	19,996
^	Cheesecake Factory Inc.	1,166,716	19,927
^,*	Stitch Fix Inc. Class A	1,542,650	19,592
	Weis Markets Inc.	439,968	18,329
	Bloomin' Brands Inc.	2,544,460	18,167
*	Hertz Global Holdings Inc.	2,891,640	17,870
*	Providence Service Corp.	316,772	17,384
	Abercrombie & Fitch Co.	1,851,831	16,833
	Red Rock Resorts Inc. Class A	1,963,503	16,788
*	SeaWorld Entertainment Inc.	1,484,841	16,363
^	PetMed Express Inc.	563,849	16,228
	Big Lots Inc.	1,130,884	16,081
	Scholastic Corp.	630,094	16,061
^,*	Accel Entertainment Inc.	2,140,510	16,054
*	Scientific Games Corp.	1,643,004	15,937
*	WillScot Corp.	1,564,085	15,844
	Ingles Markets Inc. Class A	410,705	14,851
*	Upwork Inc.	2,298,416	14,825
^	Bed Bath & Beyond Inc.	3,511,356	14,783
*	Lions Gate Entertainment Corp. Class B	2,629,285	14,671
	SpartanNash Co.	1,023,593	14,658

*	United Natural Foods Inc.	1,572,095	14,432
^,*	Lions Gate Entertainment Corp. Class A	2,363,742	14,372
	Hawaiian Holdings Inc.	1,344,822	14,040
*	Herc Holdings Inc.	684,167	13,998
	Meredith Corp.	1,118,178	13,664
^,*	Groupon Inc.	13,931,333	13,655
*	TechTarget Inc.	657,600	13,553
	Dine Brands Global Inc.	467,196	13,399
*	MSG Networks Inc.	1,287,090	13,128
	Brinker International Inc.	1,090,012	13,091
*	SP Plus Corp.	628,858	13,049
*	Quotient Technology Inc.	1,973,065	12,825
	Viad Corp.	596,485	12,663
*	Denny's Corp.	1,632,712	12,539
^,*	ANGI Homeservices Inc. Class A	2,259,822	11,864
	Buckle Inc.	857,388	11,755
	Dave & Buster's Entertainment Inc.	885,172	11,578
^,*	iHeartMedia Inc. Class A	1,580,349	11,552
	EW Scripps Co. Class A	1,478,806	11,150
*	QuinStreet Inc.	1,357,325	10,926
*	Boot Barn Holdings Inc.	823,525	10,648
*	Zumiez Inc.	604,463	10,469
*	American Public Education Inc.	432,743	10,356
^	Dillard's Inc. Class A	276,166	10,204
*	America's Car-Mart Inc.	175,404	9,884
*	1-800-Flowers.com Inc. Class A	740,403	9,796
*	BrightView Holdings Inc.	858,314	9,493
*	Monarch Casino & Resort Inc.	333,751	9,368
*	Digital Turbine Inc.	2,122,093	9,146
*,1	Rubicon Project Inc.	1,645,722	9,134
	Designer Brands Inc. Class A	1,811,708	9,022
^,*	GameStop Corp. Class A	2,525,356	8,839
^	Children's Place Inc.	432,375	8,457
*	Cars.com Inc.	1,964,213	8,446
	Sonic Automotive Inc. Class A	631,413	8,385
	Winmark Corp.	64,064	8,163
	Marcus Corp.	659,119	8,120
*	Everi Holdings Inc.	2,404,003	7,933
	Guess? Inc.	1,156,066	7,827
	BJ's Restaurants Inc.	555,184	7,711
	Carriage Services Inc. Class A	475,058	7,672
*	MarineMax Inc.	710,127	7,400
*	Sportsman's Warehouse Holdings Inc.	1,182,294	7,283
*	Chefs' Warehouse Inc.	713,594	7,186
	Systemax Inc.	402,152	7,130
*	Clean Energy Fuels Corp.	3,934,637	7,004
	National CineMedia Inc.	2,136,790	6,966
*	TrueCar Inc.	2,755,353	6,668
*	Clear Channel Outdoor Holdings Inc.	10,162,000	6,504
	Nathan's Famous Inc.	106,399	6,490
	Cato Corp. Class A	595,368	6,353
*	EverQuote Inc. Class A	240,210	6,306
*	Titan Machinery Inc.	719,130	6,249
^,*	HF Foods Group Inc.	742,483	6,229
	Village Super Market Inc. Class A	247,358	6,080
	News Corp. Class B	674,645	6,065
	Collectors Universe Inc.	381,232	5,974

	Haverty Furniture Cos. Inc.	491,867	5,848
	Caleres Inc.	1,114,907	5,798
^,*	Daily Journal Corp.	25,274	5,770
	Entercom Communications Corp. Class A	3,356,559	5,740
*	Genesco Inc.	418,550	5,583
*	Hibbett Sports Inc.	506,228	5,536
*	Liberty Media Corp-Liberty Braves Class A	280,496	5,470
	Tribune Publishing Co.	672,397	5,453
	Ruth's Hospitality Group Inc.	805,474	5,381
*	Houghton Mifflin Harcourt Co.	2,847,844	5,354
^	Twin River Worldwide Holdings Inc.	411,519	5,354
^	Shoe Carnival Inc.	251,857	5,231
*	Gannett Co. Inc.	3,423,378	5,067
^	AMC Entertainment Holdings Inc.	1,559,284	4,927
*	comScore Inc.	1,720,013	4,850
^,*	Overstock.com Inc.	947,182	4,726
*	Noodles & Co.	940,036	4,428
*	El Pollo Loco Holdings Inc.	516,852	4,367
	Chico's FAS Inc.	3,330,225	4,296
*	Chuy's Holdings Inc.	425,860	4,288
*	Boston Omaha Corp. Class A	232,603	4,212
*	Regis Corp.	710,261	4,198
*	Hemisphere Media Group Inc.	472,660	4,037
^,*	Lumber Liquidators Holdings Inc.	815,255	3,824
*	Del Taco Restaurants Inc.	1,101,644	3,779
*	Michaels Cos. Inc.	2,251,785	3,648
	Citi Trends Inc.	407,270	3,625
*	Lindblad Expeditions Holdings Inc.	847,868	3,536
^,*	RealReal Inc.	485,761	3,405
*	Liquidity Services Inc.	869,451	3,373
*	Liberty TripAdvisor Holdings Inc. Class A	1,852,182	3,334
^,*	Revolve Group Inc.	383,941	3,317
^,*	At Home Group Inc.	1,626,025	3,285
^,*	Gaia Inc.	355,294	3,155
	Saga Communications Inc. Class A	114,500	3,150
*	Mesa Air Group Inc.	957,337	3,150
*	Red Robin Gourmet Burgers Inc.	368,881	3,143
*	Golden Entertainment Inc	474,703	3,138
	Tilly's Inc. Class A	754,341	3,115
*	Fiesta Restaurant Group Inc.	713,508	2,875
^,*	JC Penney Co. Inc.	7,959,422	2,865
*	Express Inc.	1,921,945	2,864
*	Drive Shack Inc.	1,856,628	2,822
	Entravision Communications Corp. Class A	1,329,451	2,699
*	MDC Partners Inc.	1,825,516	2,647
	RCI Hospitality Holdings Inc.	258,506	2,577
*	Cumulus Media Inc. Class A	451,713	2,448
*	Century Casinos Inc.	1,008,347	2,430
^,*	Blue Apron Holdings Inc. Class A	194,549	2,344
^	Tailored Brands Inc.	1,333,636	2,321
*	J Alexander's Holdings Inc.	604,286	2,314
*	A-Mark Precious Metals Inc.	180,980	2,222
*	PlayAGS Inc.	798,443	2,116
*	Reading International Inc. Class A	532,243	2,070
	Natural Grocers by Vitamin Cottage Inc.	229,137	1,950
*	Carrols Restaurant Group Inc.	1,009,448	1,837
*	Conn's Inc.	421,419	1,762

	Emerald Holding Inc.	654,750	1,696
*	Kura Sushi USA Inc. Class A	136,273	1,630
*	Potbelly Corp.	502,785	1,554
*	Lands' End Inc.	272,581	1,456
*	Lee Enterprises Inc.	1,439,334	1,415
*	Marchex Inc. Class B	968,568	1,404
*	Zovio Inc. Class A	809,284	1,335
^,*	Container Store Group Inc.	563,280	1,329
*	Barnes & Noble Education Inc.	954,599	1,298
*	Biglari Holdings Inc. Class A	4,283	1,272
^,*	Duluth Holdings Inc.	311,560	1,249
*	Fluent Inc.	1,032,518	1,208
	Value Line Inc.	36,763	1,189
^,*	Party City Holdco Inc.	2,542,218	1,165
	Townsquare Media Inc. Class A	239,377	1,104
*	Emmis Communications Corp. Class A	534,159	1,068
^,*	GNC Holdings Inc.	2,187,089	1,024
*	Full House Resorts Inc.	803,159	1,004
*	Tuesday Morning Corp.	1,611,057	928
*	LiveXLive Media Inc.	585,301	925
^,*	Blink Charging Co.	521,114	902
^,*	Chicken Soup For The Soul Entertainment Inc.	131,647	889
*	Red Lion Hotels Corp.	544,100	794
^,*	Alkaline Water Co. Inc.	1,103,203	662
*	Biglari Holdings Inc. Class B	12,371	636
^	Big 5 Sporting Goods Corp.	576,882	617
*	Travelzoo	153,651	604
*	Urban One Inc. (XNCM)	614,875	584
*	Leaf Group Ltd.	432,519	580
	Educational Development Corp.	122,697	571
	Beasley Broadcast Group Inc.	297,756	551
*	Build-A-Bear Workshop Inc.	380,602	544
*	ONE Group Hospitality Inc.	398,718	514
	AH Belo Corp. Class A	270,109	465
	Ark Restaurants Corp.	42,422	448
*	Interpace Biosciences Inc.	84,614	437
	ViacomCBS Inc. Class A	24,217	432
	iMedia Brands Inc.	229,675	429
*	RealNetworks Inc.	585,135	427
^,*	SRAX Inc. Class A	204,105	410
*	Destination XL Group Inc.	1,098,835	385
	Canterbury Park Holding Corp.	35,605	370
^,*	HyreCar Inc.	238,994	325
^,*	VistaGen Therapeutics Inc.	735,612	324
^,*	Profire Energy Inc.	396,273	312
*	Mediaco Holding Inc.	67,571	268
^,*	Stage Stores Inc.	730,475	266
^,*	Youngevity International Inc.	363,755	255
^,*	Ascena Retail Group Inc.	179,430	249
*	Envela Corp.	97,514	246
^,*	Remark Holdings Inc.	612,365	241
^,*	Net Element Inc.	135,845	240
^,*	Stein Mart Inc.	499,303	231
^,*	Dolphin Entertainment Inc.	427,208	229
*	BBQ Holdings Inc.	118,073	227
*	Good Times Restaurants Inc.	350,735	203
	Salem Media Group Inc.	220,213	192

^,*	Francesca's Holdings Corp.	81,140	184
^,*	Eastside Distilling Inc.	144,325	167
*	Harte-Hanks Inc.	104,139	163
^,*	J. Jill Inc.	217,239	120
^,*	Kirkland's Inc.	153,618	119
^,*	Monaker Group Inc.	129,486	107
*	Rave Restaurant Group Inc.	135,922	102
*	AutoWeb Inc.	91,156	93
*	RTW RetailWinds Inc.	377,613	79
*	Town Sports International Holdings Inc.	157,546	79
*	BioHiTech Global Inc.	50,469	61
*	Luby's Inc.	81,695	55
*	Lazydays Holdings Inc.	21,194	44
*	SPAR Group Inc.	51,600	34
^,*	FAT Brands Inc.	13,323	30
*	Live Ventures Inc.	3,993	20
	Haverty Furniture Cos. Inc. Class A	1,375	16
*	Insignia Systems Inc.	17,627	13
*	Urban One Inc. Class A	1,053	1
*	iPic Entertainment Inc. Class A	2,600	—
*,§	Universal Travel Group	42,843	—
			98,736,830
Financials (17.3%)
*	Berkshire Hathaway Inc.	55,659,951	10,176,309
	Visa Inc. Class A	50,219,272	8,091,329
	JPMorgan Chase & Co.	81,785,870	7,363,182
	Mastercard Inc. Class A	26,322,862	6,358,551
*	Bank of America Corp.	235,566,176	5,001,070
	Wells Fargo & Co.	111,666,420	3,204,826
	American Tower Corp.	12,987,270	2,827,978
	Citigroup Inc.	64,062,258	2,698,302
	CME Group Inc.	10,507,971	1,816,933
	Crown Castle International Corp.	12,191,020	1,760,383
	S&P Global Inc.	7,165,600	1,755,930
	Prologis Inc.	21,647,185	1,739,784
*	Equinix Inc.	2,500,193	1,561,546
	American Express Co.	18,002,239	1,541,172
	Goldman Sachs Group Inc.	9,861,211	1,524,445
	US Bancorp	41,282,251	1,422,174
	BlackRock Inc.	3,169,555	1,394,509
	Intercontinental Exchange Inc.	16,329,103	1,318,575
	Marsh & McLennan Cos. Inc.	14,803,057	1,279,872
	Progressive Corp.	17,143,106	1,265,847
	Chubb Ltd.	11,299,593	1,262,052
	Truist Financial Corp.	39,372,873	1,214,259
	Morgan Stanley	35,590,232	1,210,068
	Charles Schwab Corp.	33,839,678	1,137,690
	Aon plc	6,867,561	1,133,422
	PNC Financial Services Group Inc.	11,585,005	1,108,917
	Moody's Corp.	4,704,349	994,970
	SBA Communications Corp.	3,300,160	890,944
	Blackstone Group LP Class A	19,334,855	881,089
	Allstate Corp.	9,499,366	871,377
	Public Storage	4,354,719	864,891
^	Digital Realty Trust Inc.	6,119,039	849,996
	Bank of New York Mellon Corp.	24,341,429	819,819
	Travelers Cos. Inc.	7,191,644	714,490

Aflac Inc.	20,469,911	700,890
Capital One Financial Corp.	13,670,493	689,266
MSCI Inc. Class A	2,358,727	681,578
Equity Residential	10,897,892	672,509
IHS Markit Ltd.	11,164,046	669,843
Willis Towers Watson plc	3,768,638	640,103
T. Rowe Price Group Inc.	6,510,396	635,740
American International Group Inc.	25,511,527	618,655
MetLife Inc.	20,233,623	618,542
Prudential Financial Inc.	11,792,986	614,886
AvalonBay Communities Inc.	4,095,424	602,724
Welltower Inc.	11,899,340	544,752
State Street Corp.	10,129,404	539,593
Realty Income Corp.	9,551,332	476,229
Simon Property Group Inc.	8,547,993	468,943
Alexandria Real Estate Equities Inc.	3,374,546	462,515
Arthur J Gallagher & Co.	5,470,358	445,889
Northern Trust Corp.	5,901,320	445,314
Essex Property Trust Inc.	1,937,387	426,690
Equifax Inc.	3,550,092	424,059
Boston Properties Inc.	4,533,608	418,135
First Republic Bank	4,951,930	407,445
M&T Bank Corp.	3,689,902	381,647
Ameriprise Financial Inc.	3,715,003	380,714
Hartford Financial Services Group Inc.	10,568,483	372,433
Weyerhaeuser Co.	21,854,197	370,429
Cincinnati Financial Corp.	4,794,203	361,723
KKR & Co. Inc. Class A	15,347,955	360,217
* Markel Corp.	384,572	356,841
Healthpeak Properties Inc.	14,949,284	356,540
* CBRE Group Inc. Class A	9,312,032	351,157
MarketAxess Holdings Inc.	1,055,884	351,155
Duke Realty Corp.	10,774,555	348,880
Extra Space Storage Inc.	3,605,419	345,255
Mid-America Apartment Communities Inc.	3,343,156	344,445
Sun Communities Inc.	2,715,824	339,071
Invitation Homes Inc.	15,757,577	336,739
Discover Financial Services	9,198,560	328,113
* Arch Capital Group Ltd.	11,283,393	321,125
Nasdaq Inc.	3,364,727	319,481
UDR Inc.	8,595,431	314,077
Fifth Third Bancorp	20,844,617	309,543
KeyCorp	28,977,094	300,492
WP Carey Inc.	5,050,992	293,362
Ventas Inc.	10,934,132	293,035
Equity LifeStyle Properties Inc.	5,071,377	291,503
Cboe Global Markets Inc.	3,249,396	290,009
Synchrony Financial	17,992,473	289,499
* Berkshire Hathaway Inc. Class A	1,041	283,152
TD Ameritrade Holding Corp.	7,944,840	275,368
Medical Properties Trust Inc.	15,155,202	262,033
Loews Corp.	7,412,042	258,161
Principal Financial Group Inc.	8,155,400	255,590
Regions Financial Corp.	28,385,869	254,621
Brown & Brown Inc.	7,012,534	253,994
Huntington Bancshares Inc.	30,427,947	249,813
Citizens Financial Group Inc.	12,787,743	240,537

Host Hotels & Resorts Inc.	21,022,256	232,086
Everest Re Group Ltd.	1,194,771	229,898
* SVB Financial Group	1,515,965	229,032
Camden Property Trust	2,840,639	225,092
Western Union Co.	12,275,812	222,560
Alleghany Corp.	401,339	221,680
* E*TRADE Financial Corp.	6,395,526	219,494
Annaly Capital Management Inc.	41,940,622	212,639
Raymond James Financial Inc.	3,349,383	211,681
WR Berkley Corp.	4,042,994	210,923
VICI Properties Inc.	12,510,107	208,168
Globe Life Inc.	2,863,639	206,096
CyrusOne Inc.	3,317,129	204,833
Iron Mountain Inc.	8,408,185	200,115
Kilroy Realty Corp.	3,113,060	198,302
Apollo Global Management LLC	5,874,173	196,785
RenaissanceRe Holdings Ltd.	1,294,088	193,233
Americold Realty Trust	5,612,242	191,041
Fidelity National Financial Inc.	7,671,192	190,859
Regency Centers Corp.	4,908,618	188,638
SEI Investments Co.	3,968,241	183,888
Vornado Realty Trust	5,031,922	182,206
Equitable Holdings Inc.	12,293,089	177,635
American Homes 4 Rent Class A	7,462,319	173,126
Assurant Inc.	1,656,501	172,425
Omega Healthcare Investors Inc.	6,409,629	170,112
AGNC Investment Corp.	15,800,408	167,168
Gaming and Leisure Properties Inc.	5,975,236	165,574
Federal Realty Investment Trust	2,216,013	165,337
National Retail Properties Inc.	5,029,187	161,890
Ally Financial Inc.	11,143,028	160,794
Voya Financial Inc.	3,954,288	160,346
Reinsurance Group of America Inc.	1,834,714	154,373
Lincoln National Corp.	5,829,171	153,424
Apartment Investment & Management Co.	4,363,074	153,362
VEREIT Inc	31,330,512	153,206
Jones Lang LaSalle Inc.	1,506,614	152,138
CubeSmart	5,663,060	151,713
Commerce Bancshares Inc.	2,994,246	150,760
Douglas Emmett Inc.	4,885,388	149,053
American Financial Group Inc.	2,121,723	148,690
Healthcare Trust of America Inc. Class A	6,067,652	147,323
People's United Financial Inc.	13,068,665	144,409
Kemper Corp.	1,856,891	138,097
Zions Bancorp NA	5,034,091	134,712
Franklin Resources Inc.	8,052,634	134,398
Rexford Industrial Realty Inc.	3,244,149	133,043
First American Financial Corp.	3,125,681	132,560
Lamar Advertising Co. Class A	2,520,365	129,244
Life Storage Inc.	1,364,392	129,003
LPL Financial Holdings Inc.	2,367,099	128,841
Old Republic International Corp.	8,444,379	128,777
CoreSite Realty Corp.	1,101,012	127,607
Prosperity Bancshares Inc.	2,643,573	127,552
Cousins Properties Inc.	4,299,328	125,841
Comerica Inc.	4,248,404	124,648
First Industrial Realty Trust Inc.	3,720,303	123,626

	New York Community Bancorp Inc.	13,030,426	122,356
	Signature Bank	1,511,073	121,475
	JBG SMITH Properties	3,743,804	119,165
	Legg Mason Inc.	2,413,989	117,923
	EastGroup Properties Inc.	1,125,781	117,622
	Hudson Pacific Properties Inc.	4,546,700	115,304
	Kimco Realty Corp.	11,791,515	114,024
	STORE Capital Corp.	6,183,147	112,039
	American Campus Communities Inc.	4,027,799	111,771
	Erie Indemnity Co. Class A	745,724	110,546
	East West Bancorp Inc.	4,293,378	110,512
	RLI Corp.	1,250,469	109,954
	Healthcare Realty Trust Inc.	3,911,250	109,241
	Highwoods Properties Inc.	3,043,144	107,788
	Equity Commonwealth	3,389,800	107,491
	Primerica Inc.	1,214,602	107,468
	Hanover Insurance Group Inc.	1,151,590	104,311
*	Athene Holding Ltd. Class A	4,185,946	103,895
	First Financial Bankshares Inc.	3,824,219	102,642
	TCF Financial Corp.	4,512,024	102,242
	Eaton Vance Corp.	3,161,234	101,950
	Terreno Realty Corp.	1,961,805	101,523
	SL Green Realty Corp.	2,354,615	101,484
	Popular Inc.	2,845,385	99,588
*	eHealth Inc.	704,426	99,197
	QTS Realty Trust Inc. Class A	1,695,536	98,358
^,*	Zillow Group Inc. Class C	2,697,452	97,162
	Invesco Ltd.	10,641,077	96,621
	Jefferies Financial Group Inc.	7,018,885	95,948
	Glacier Bancorp Inc.	2,731,642	92,889
	Cullen/Frost Bankers Inc.	1,664,240	92,848
	Interactive Brokers Group Inc.	2,136,098	92,215
	Axis Capital Holdings Ltd.	2,343,747	90,586
	Community Bank System Inc.	1,527,515	89,818
	Rayonier Inc.	3,803,863	89,581
	SLM Corp.	12,399,322	89,151
	STAG Industrial Inc.	3,871,936	87,196
	Selective Insurance Group Inc.	1,743,426	86,648
	FirstCash Inc.	1,186,196	85,098
	White Mountains Insurance Group Ltd.	93,212	84,823
	Western Alliance Bancorp	2,729,647	83,555
	Valley National Bancorp	11,395,310	83,300
	Brixmor Property Group Inc.	8,727,326	82,910
	Agree Realty Corp.	1,330,141	82,336
	Unum Group	5,458,862	81,938
	Affiliated Managers Group Inc.	1,374,034	81,260
	Pinnacle Financial Partners Inc.	2,147,290	80,609
	Starwood Property Trust Inc.	7,787,040	79,817
	CVB Financial Corp.	3,931,688	78,830
	Stifel Financial Corp.	1,906,472	78,699
^,*	Credit Acceptance Corp.	303,414	77,580
*	Brighthouse Financial Inc.	3,167,285	76,553
	Radian Group Inc.	5,909,750	76,531
	Spirit Realty Capital Inc.	2,921,892	76,407
	PS Business Parks Inc.	562,901	76,284
	Physicians Realty Trust	5,461,779	76,137
	Lazard Ltd. Class A	3,150,471	74,225

First Horizon National Corp.	9,144,397	73,704
* Cannae Holdings Inc.	2,182,957	73,107
Corporate Office Properties Trust	3,271,458	72,397
Essent Group Ltd.	2,747,755	72,376
Synovus Financial Corp.	4,108,183	72,140
Lexington Realty Trust Class B	7,240,051	71,894
Janus Henderson Group plc	4,666,859	71,496
Taubman Centers Inc.	1,703,601	71,347
* Zillow Group Inc. Class A	2,094,507	71,150
Umpqua Holdings Corp.	6,514,932	71,013
FNB Corp.	9,609,131	70,819
United Bankshares Inc.	3,007,370	69,410
Assured Guaranty Ltd.	2,659,187	68,580
Ares Management Corp. Class A	2,189,516	67,722
Blackstone Mortgage Trust Inc. Class A	3,627,234	67,539
Old National Bancorp	5,021,044	66,228
Bank of Hawaii Corp.	1,196,131	66,074
Independent Bank Corp.	1,015,635	65,376
MGIC Investment Corp.	10,233,076	64,980
Piedmont Office Realty Trust Inc. Class A	3,654,622	64,541
UMB Financial Corp.	1,390,902	64,510
Kinsale Capital Group Inc.	614,372	64,220
First Hawaiian Inc.	3,884,940	64,218
Houlihan Lokey Inc.	1,218,759	63,522
CenterState Bank Corp.	3,684,629	63,486
PacWest Bancorp	3,512,710	62,948
Webster Financial Corp.	2,724,610	62,394
Sterling Bancorp	5,960,296	62,285
Sabra Health Care REIT Inc.	5,676,477	61,987
* Howard Hughes Corp.	1,206,088	60,932
Associated Banc-Corp	4,752,540	60,785
National Health Investors Inc.	1,225,961	60,710
Bank OZK	3,609,871	60,285
New Residential Investment Corp.	12,022,909	60,235
Washington Federal Inc.	2,301,529	59,748
PotlatchDeltic Corp.	1,871,524	58,747
Simmons First National Corp. Class A	3,187,146	58,643
South State Corp.	992,544	58,292
Sunstone Hotel Investors Inc.	6,600,691	57,492
Columbia Banking System Inc.	2,136,911	57,269
Apple Hospitality REIT Inc.	6,213,986	56,982
Outfront Media Inc.	4,188,291	56,458
Washington REIT	2,364,191	56,433
IBERIABANK Corp.	1,545,837	55,897
EPR Properties	2,307,293	55,883
Fulton Financial Corp.	4,846,994	55,692
Park Hotels & Resorts Inc.	7,040,427	55,690
Wintrust Financial Corp.	1,684,476	55,352
CNO Financial Group Inc.	4,414,725	54,698
Brandywine Realty Trust	5,150,447	54,183
* Enstar Group Ltd.	339,773	54,041
BancorpSouth Bank	2,833,392	53,608
Federated Hermes Inc.	2,808,649	53,505
Home BancShares Inc.	4,450,626	53,363
BankUnited Inc.	2,810,765	52,561
Paramount Group Inc.	5,967,929	52,518
Easterly Government Properties Inc.	2,120,917	52,259

Atlantic Union Bankshares Corp.	2,384,086	52,211
Cathay General Bancorp	2,272,868	52,162
Investors Bancorp Inc.	6,474,158	51,729
Ryman Hospitality Properties Inc.	1,440,423	51,639
Weingarten Realty Investors	3,571,536	51,537
National Storage Affiliates Trust	1,732,641	51,286
Hancock Whitney Corp.	2,601,608	50,783
American Equity Investment Life Holding Co.	2,667,077	50,141
Chimera Investment Corp.	5,402,904	49,166
* Genworth Financial Inc.	14,759,384	49,001
Navient Corp.	6,449,277	48,886
CIT Group Inc.	2,799,850	48,325
Kennedy-Wilson Holdings Inc.	3,521,869	47,263
Empire State Realty Trust Inc.	5,255,496	47,089
Virtu Financial Inc. Class A	2,239,139	46,619
Ameris Bancorp	1,958,613	46,537
Capitol Federal Financial Inc.	3,966,096	46,046
International Bancshares Corp.	1,704,655	45,821
Evercore Inc.	973,415	44,836
Horace Mann Educators Corp.	1,204,952	44,089
FGL Holdings	4,485,253	43,955
WesBanco Inc.	1,838,050	43,562
First Midwest Bancorp Inc.	3,278,447	43,390
Westamerica Bancorporation	732,630	43,064
Columbia Property Trust Inc.	3,423,933	42,799
United Community Banks Inc.	2,336,591	42,783
* LendingTree Inc.	230,155	42,208
First Financial Bancorp	2,796,652	41,698
OneMain Holdings Inc	2,180,154	41,685
Pebblebrook Hotel Trust	3,810,196	41,493
CareTrust REIT Inc.	2,790,823	41,276
First Merchants Corp.	1,553,457	41,151
GEO Group Inc.	3,367,819	40,953
Moelis & Co. Class A	1,444,848	40,600
Trustmark Corp.	1,714,415	39,946
ServisFirst Bancshares Inc.	1,355,891	39,755
ProAssurance Corp.	1,573,918	39,348
CoreCivic Inc.	3,507,008	39,173
First Citizens BancShares Inc. Class A	117,635	39,157
RLJ Lodging Trust	4,976,669	38,420
Hamilton Lane Inc. Class A	694,349	38,404
NBT Bancorp Inc.	1,184,598	38,369
WSFS Financial Corp.	1,538,131	38,330
Office Properties Income Trust	1,401,432	38,189
Four Corners Property Trust Inc.	2,006,036	37,533
* Cushman & Wakefield plc	3,188,584	37,434
First Interstate BancSystem Inc. Class A	1,285,489	37,074
* PRA Group Inc.	1,333,440	36,963
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,790,043	36,535
Mack-Cali Realty Corp.	2,396,765	36,503
BOK Financial Corp.	856,144	36,437
AMERISAFE Inc.	561,997	36,232
LTC Properties Inc.	1,164,033	35,969
Safety Insurance Group Inc.	425,175	35,898
Employers Holdings Inc.	881,400	35,706
Argo Group International Holdings Ltd.	962,699	35,678
* Redfin Corp.	2,290,231	35,315

^ Innovative Industrial Properties Inc.	458,034	34,779
Essential Properties Realty Trust Inc.	2,660,103	34,741
Renasant Corp.	1,589,967	34,725
Walker & Dunlop Inc.	861,625	34,698
Global Net Lease Inc.	2,592,048	34,656
American Assets Trust Inc.	1,385,129	34,628
Universal Health Realty Income Trust	343,268	34,605
* Green Dot Corp. Class A	1,360,373	34,540
Northwest Bancshares Inc.	2,983,112	34,515
Xenia Hotels & Resorts Inc.	3,326,687	34,265
Great Western Bancorp Inc.	1,669,400	34,189
First BanCorp	6,421,987	34,165
Artisan Partners Asset Management Inc. Class A	1,556,380	33,447
Banner Corp.	1,011,713	33,427
Towne Bank	1,844,064	33,359
Industrial Logistics Properties Trust	1,892,615	33,196
Mercury General Corp.	811,858	33,059
Santander Consumer USA Holdings Inc.	2,371,212	32,984
* Texas Capital Bancshares Inc.	1,485,636	32,937
National General Holdings Corp.	1,970,936	32,619
Retail Properties of America Inc.	6,304,867	32,596
^ Uniti Group Inc.	5,387,367	32,486
Apollo Commercial Real Estate Finance Inc.	4,363,449	32,377
Monmouth Real Estate Investment Corp.	2,661,621	32,073
Acadia Realty Trust	2,545,451	31,538
Cohen & Steers Inc.	693,405	31,515
Pacific Premier Bancorp Inc.	1,663,512	31,341
Park National Corp.	397,470	30,860
* Palomar Holdings Inc.	526,177	30,602
Hilltop Holdings Inc.	2,014,732	30,463
Two Harbors Investment Corp.	7,944,490	30,269
PennyMac Mortgage Investment Trust	2,848,326	30,249
Heartland Financial USA Inc.	995,431	30,062
S&T Bancorp Inc.	1,096,802	29,965
James River Group Holdings Ltd.	821,175	29,759
Hope Bancorp Inc.	3,611,982	29,691
Urban Edge Properties	3,368,264	29,674
DiamondRock Hospitality Co.	5,835,697	29,645
City Holding Co.	439,629	29,249
* Axos Financial Inc.	1,546,819	28,044
Safehold Inc.	439,196	27,770
^ Broadmark Realty Capital Inc.	3,662,106	27,539
Southside Bancshares Inc.	902,790	27,436
Eagle Bancorp Inc.	898,579	27,146
First Commonwealth Financial Corp.	2,950,568	26,968
Tompkins Financial Corp.	370,784	26,622
Retail Opportunity Investments Corp.	3,197,450	26,507
Service Properties Trust	4,816,841	26,011
Nelnet Inc. Class A	565,063	25,660
Diversified Healthcare Trust	7,030,134	25,519
* Seacoast Banking Corp. of Florida	1,387,774	25,410
Lakeland Financial Corp.	683,976	25,136
Colony Capital Inc.	14,351,856	25,116
TFS Financial Corp.	1,640,099	25,044
PJT Partners Inc.	569,091	24,693
OceanFirst Financial Corp.	1,531,219	24,362
Brookline Bancorp Inc.	2,132,660	24,056

	First Busey Corp.	1,400,219	23,958
	Independent Bank Group Inc.	1,011,729	23,958
	SITE Centers Corp.	4,570,300	23,811
	Cadence BanCorp Class A	3,628,101	23,764
^	Independence Realty Trust Inc.	2,629,557	23,508
	Kite Realty Group Trust	2,469,493	23,386
^	Macerich Co.	4,138,052	23,297
*	NMI Holdings Inc. Class A	1,999,401	23,213
	Getty Realty Corp.	954,830	22,668
	Alexander & Baldwin Inc.	2,000,128	22,441
^	Waddell & Reed Financial Inc. Class A	1,958,086	22,283
	American National Insurance Co.	264,225	21,767
	TriCo Bancshares	716,177	21,356
	BGC Partners Inc. Class A	8,435,717	21,258
	Meta Financial Group Inc.	972,835	21,130
	Sandy Spring Bancorp Inc.	926,047	20,966
	National Bank Holdings Corp. Class A	875,332	20,920
	Community Healthcare Trust Inc.	543,857	20,819
	Provident Financial Services Inc.	1,615,810	20,779
*	LendingClub Corp.	2,603,943	20,441
	Veritex Holdings Inc.	1,445,931	20,200
*	Encore Capital Group Inc.	852,933	19,942
	Piper Sandler Cos.	394,133	19,931
	Flagstar Bancorp Inc.	995,382	19,738
	MFA Financial Inc.	12,686,529	19,664
	Kearny Financial Corp.	2,286,241	19,639
	American Finance Trust Inc.	3,127,746	19,548
	Berkshire Hills Bancorp Inc.	1,314,084	19,527
	United Fire Group Inc.	595,915	19,433
	Heritage Financial Corp.	970,076	19,402
	First Bancorp	836,896	19,316
*	Focus Financial Partners Inc. Class A	835,139	19,217
	Investors Real Estate Trust	340,165	18,709
	German American Bancorp Inc.	674,990	18,528
	Enterprise Financial Services Corp.	662,310	18,485
	Newmark Group Inc. Class A	4,338,329	18,438
*	Columbia Financial Inc.	1,277,384	18,394
	BancFirst Corp.	549,871	18,349
	Stewart Information Services Corp.	670,089	17,871
*	Marcus & Millichap Inc.	658,565	17,847
	iStar Inc.	1,676,057	17,783
	PennyMac Financial Services Inc.	792,733	17,527
*	Triumph Bancorp Inc.	669,550	17,408
^,*	Goosehead Insurance Inc. Class A	379,745	16,948
	Redwood Trust Inc.	3,258,246	16,487
	Boston Private Financial Holdings Inc.	2,288,006	16,359
1	Gladstone Land Corp.	1,372,629	16,266
	OFG Bancorp	1,435,693	16,051
	Armada Hoffler Properties Inc.	1,497,728	16,026
	Alexander's Inc.	57,751	15,936
	Front Yard Residential Corp.	1,331,787	15,915
*	Third Point Reinsurance Ltd.	2,134,799	15,819
	Stock Yards Bancorp Inc.	543,259	15,716
*	St. Joe Co.	934,651	15,683
	Franklin Street Properties Corp.	2,723,855	15,608
*	MBIA Inc.	2,154,071	15,380
*	Mr Cooper Group Inc.	2,082,614	15,266

Meridian Bancorp Inc.	1,356,505	15,220
Bryn Mawr Bank Corp.	535,117	15,187
Carolina Financial Corp.	586,355	15,169
New York Mortgage Trust Inc.	9,762,542	15,132
* Ambac Financial Group Inc.	1,225,747	15,126
ARMOUR Residential REIT Inc.	1,710,324	15,068
HomeStreet Inc.	668,760	14,867
^ Brookfield Property REIT Inc. Class A	1,740,589	14,778
Universal Insurance Holdings Inc.	824,165	14,769
* INTL. FCStone Inc.	405,718	14,711
TrustCo Bank Corp. NY	2,691,511	14,561
NexPoint Residential Trust Inc.	573,875	14,467
First Defiance Financial Corp.	978,915	14,429
Virtus Investment Partners Inc.	188,148	14,320
Invesco Mortgage Capital Inc.	4,191,797	14,294
Opus Bank	812,663	14,083
Northfield Bancorp Inc.	1,226,114	13,720
Lakeland Bancorp Inc.	1,268,031	13,707
Washington Trust Bancorp Inc.	371,866	13,595
^ Arbor Realty Trust Inc.	2,772,896	13,587
^ Tanger Factory Outlet Centers Inc.	2,717,184	13,586
State Auto Financial Corp.	488,708	13,581
* Nicolet Bankshares Inc.	248,085	13,540
* Enova International Inc.	934,196	13,537
1 Consolidated-Tomoka Land Co.	295,005	13,373
Great Southern Bancorp Inc.	326,220	13,179
Ladder Capital Corp.	2,767,518	13,118
RPT Realty	2,161,740	13,035
Summit Hotel Properties Inc.	3,080,548	13,000
1 Great Ajax Corp.	1,990,506	12,660
Univest Financial Corp.	775,642	12,658
Preferred Bank	374,212	12,656
Allegiance Bancshares Inc.	521,957	12,584
Community Trust Bancorp Inc.	393,342	12,504
Federal Agricultural Mortgage Corp. Class C	224,510	12,490
Gladstone Commercial Corp.	856,930	12,306
Central Pacific Financial Corp.	766,511	12,188
Camden National Corp.	385,690	12,130
ConnectOne Bancorp Inc.	895,008	12,029
Dime Community Bancshares Inc.	867,592	11,895
UMH Properties Inc.	1,090,744	11,845
Heritage Commerce Corp.	1,527,077	11,713
FBL Financial Group Inc. Class A	250,262	11,680
Urstadt Biddle Properties Inc. Class A	825,373	11,638
Brightsphere Investment Group Inc.	1,820,965	11,636
Capstead Mortgage Corp.	2,725,236	11,446
RMR Group Inc. Class A	415,273	11,200
Banc of California Inc.	1,388,198	11,106
National Western Life Group Inc. Class A	64,173	11,038
Saul Centers Inc.	333,795	10,928
Peoples Bancorp Inc.	492,950	10,919
City Office REIT Inc.	1,503,939	10,873
Arrow Financial Corp.	387,138	10,790
QCR Holdings Inc.	396,788	10,741
Global Medical REIT Inc.	1,061,219	10,740
PCSB Financial Corp.	762,743	10,671
First Foundation Inc.	1,023,960	10,465

	Republic Bancorp Inc. Class A	309,849	10,234
	RE/MAX Holdings Inc.	465,202	10,197
	Origin Bancorp Inc.	502,054	10,167
	Midland States Bancorp Inc.	579,201	10,130
	Investors Title Co.	78,747	10,080
	First of Long Island Corp.	580,775	10,076
	CBTX Inc.	562,889	10,003
	CatchMark Timber Trust Inc. Class A	1,384,680	9,997
	Realogy Holdings Corp.	3,304,052	9,945
	First Financial Corp.	293,149	9,885
	Hanmi Financial Corp.	909,943	9,873
*	Howard Bancorp Inc.	903,678	9,814
	First Community Bankshares Inc.	414,894	9,667
1	Bluerock Residential Growth REIT Inc.	1,720,812	9,585
	Colony Credit Real Estate Inc.	2,430,837	9,578
	Bridge Bancorp Inc.	449,504	9,512
	Flushing Financial Corp.	711,016	9,499
	Bank of Marin Bancorp	316,385	9,492
	Horizon Bancorp Inc.	957,494	9,441
	FB Financial Corp.	474,330	9,354
	First Bancshares Inc.	486,217	9,272
	Territorial Bancorp Inc.	375,133	9,210
	WisdomTree Investments Inc.	3,940,354	9,181
	Waterstone Financial Inc.	625,479	9,094
	Preferred Apartment Communities Inc. Class A	1,246,320	8,949
^,*	Seritage Growth Properties	980,733	8,934
	B. Riley Financial Inc.	481,953	8,878
^	Bank First Corp.	156,385	8,758
*	World Acceptance Corp.	159,524	8,712
	Mercantile Bank Corp.	411,473	8,711
	KKR Real Estate Finance Trust Inc.	580,052	8,707
*	Customers Bancorp Inc.	789,372	8,628
	Live Oak Bancshares Inc.	688,335	8,584
*	Assetmark Financial Holdings Inc.	420,130	8,566
^,*	Citizens Inc. Class A	1,308,044	8,528
	Peapack Gladstone Financial Corp.	470,960	8,454
*	Amerant Bancorp Inc.	545,915	8,402
*	Watford Holdings Ltd.	571,925	8,379
	TPG RE Finance Trust Inc.	1,521,058	8,351
	MidWestOne Financial Group Inc.	397,552	8,325
*	Bancorp Inc.	1,352,196	8,208
	Chatham Lodging Trust	1,352,648	8,035
	CNB Financial Corp.	418,837	7,903
	People's Utah Bancorp	402,481	7,796
*	FRP Holdings Inc.	180,748	7,772
*	Atlantic Capital Bancshares Inc.	651,803	7,737
	Bar Harbor Bankshares	438,959	7,585
	Franklin Financial Network Inc.	371,852	7,582
	1st Source Corp.	232,265	7,532
*	Southern First Bancshares Inc.	265,489	7,532
	HomeTrust Bancshares Inc.	473,009	7,530
	Independent Bank Corp.	584,438	7,522
	First Mid Bancshares Inc.	313,659	7,446
	SmartFinancial Inc.	487,888	7,421
	Granite Point Mortgage Trust Inc.	1,456,039	7,382
	Farmers & Merchants Bancorp Inc.	283,024	7,333
	Citizens & Northern Corp.	365,656	7,313

	First Bancorp Inc.	332,282	7,310
*	Equity Bancshares Inc. Class A	423,605	7,307
*	Bridgewater Bancshares Inc.	746,361	7,277
	Plymouth Industrial REIT Inc.	651,129	7,267
*	TriState Capital Holdings Inc.	747,734	7,231
	Diamond Hill Investment Group Inc.	79,032	7,132
	American National Bankshares Inc.	294,044	7,028
	Farmers National Banc Corp.	601,079	6,991
	Summit Financial Group Inc.	329,154	6,981
	CorEnergy Infrastructure Trust Inc.	379,367	6,973
	Hingham Institution for Savings	47,658	6,910
	Westwood Holdings Group Inc.	376,741	6,898
	Southern Missouri Bancorp Inc.	283,355	6,877
	Whitestone REIT	1,105,555	6,854
	Ready Capital Corp.	937,659	6,770
^	Farmland Partners Inc.	1,113,376	6,758
	Cowen Inc.	697,938	6,742
	FS Bancorp Inc.	186,547	6,716
	Merchants Bancorp	442,301	6,714
*	Tejon Ranch Co.	475,908	6,691
	Jernigan Capital Inc.	608,815	6,673
	Financial Institutions Inc.	366,025	6,640
^,*	Benefytt Technologies Inc. Class A	296,395	6,636
	MutualFirst Financial Inc.	234,927	6,625
	Heritage Insurance Holdings Inc.	611,888	6,553
	HCI Group Inc.	161,574	6,503
	Cambridge Bancorp	124,988	6,499
	Peoples Financial Services Corp.	161,962	6,436
	ACNB Corp.	213,865	6,416
	Home Bancorp Inc.	262,355	6,407
^	Victory Capital Holdings Inc. Class A	391,010	6,397
	Civista Bancshares Inc.	426,141	6,375
*	Spirit of Texas Bancshares Inc.	609,904	6,306
	Carter Bank & Trust	684,590	6,285
	Oppenheimer Holdings Inc. Class A	317,778	6,279
	Dynex Capital Inc.	601,256	6,277
	New Senior Investment Group Inc.	2,449,295	6,270
	West Bancorporation Inc.	382,938	6,261
1	Safeguard Scientifics Inc.	1,088,878	6,043
	Sierra Bancorp	343,025	6,030
	Guaranty Bancshares Inc.	260,285	6,023
	FedNat Holding Co.	522,699	6,001
1	Cherry Hill Mortgage Investment Corp.	965,001	5,983
	Northrim BanCorp Inc.	221,302	5,975
	Sculptor Capital Management Inc. Class A	440,752	5,968
*	EZCORP Inc. Class A	1,423,009	5,934
^	GAIN Capital Holdings Inc.	1,052,305	5,872
	Western New England Bancorp Inc.	858,697	5,805
	Byline Bancorp Inc.	557,716	5,784
	Ellington Financial Inc.	1,005,555	5,742
	One Liberty Properties Inc.	408,198	5,686
	Enterprise Bancorp Inc.	209,835	5,663
1	Exantas Capital Corp.	2,050,027	5,658
	Retail Value Inc.	457,202	5,601
	SB One Bancorp	328,803	5,590
*	PICO Holdings Inc.	716,370	5,573
	United Insurance Holdings Corp.	598,408	5,529

	First Internet Bancorp	333,704	5,479
	Global Indemnity Ltd.	214,746	5,476
	National Bankshares Inc.	171,243	5,463
*	Aspen Group Inc.	680,320	5,436
	RBB Bancorp	392,341	5,383
	Old Second Bancorp Inc.	773,812	5,347
	Ares Commercial Real Estate Corp.	760,533	5,316
	Capital City Bank Group Inc.	263,324	5,298
*	BRP Group Inc. Class A	498,090	5,255
	BRT Apartments Corp.	509,699	5,224
*	FVCBankcorp Inc.	391,504	5,215
	MVB Financial Corp.	408,925	5,214
*	Greenlight Capital Re Ltd. Class A	869,345	5,173
^,*	Siebert Financial Corp.	708,626	5,116
*	Baycom Corp.	420,106	5,062
	Protective Insurance Corp. Class B	366,458	5,039
	Shore Bancshares Inc.	461,419	5,006
	Amalgamated Bank	461,285	4,991
	BCB Bancorp Inc.	467,723	4,981
	Central Valley Community Bancorp	380,201	4,958
	BankFinancial Corp.	560,918	4,942
*	HarborOne Bancorp Inc.	653,951	4,924
	First United Corp.	343,206	4,904
	Greenhill & Co. Inc.	496,003	4,881
	Orchid Island Capital Inc.	1,652,816	4,876
*	International Money Express Inc.	531,850	4,856
*	Forestar Group Inc.	464,800	4,811
	Capstar Financial Holdings Inc.	484,311	4,790
	Marlin Business Services Corp.	428,281	4,784
^,*	eXp World Holdings Inc.	561,770	4,753
	LCNB Corp.	374,001	4,712
*	Provident Bancorp Inc.	543,822	4,688
*	Regional Management Corp.	341,908	4,670
	Business First Bancshares Inc.	344,731	4,654
^	Washington Prime Group Inc.	5,763,009	4,640
	Macatawa Bank Corp.	650,321	4,630
	ESSA Bancorp Inc.	338,533	4,621
	First Choice Bancorp	305,087	4,579
	First Bank	659,837	4,579
	Southern National Bancorp of Virginia Inc.	460,226	4,529
	Codorus Valley Bancorp Inc.	279,691	4,503
	Century Bancorp Inc. Class A	72,167	4,492
*	Select Bancorp Inc.	588,358	4,489
	South Plains Financial Inc.	288,478	4,469
	Penns Woods Bancorp Inc.	180,992	4,398
*	Richmond Mutual Bancorporation Inc.	423,867	4,323
*,§	Carolina Trust Bancshares Inc.	328,780	4,291
	Mid Penn Bancorp Inc.	208,157	4,215
*	Metropolitan Bank Holding Corp.	154,227	4,153
	Western Asset Mortgage Capital Corp.	1,810,298	4,146
	Bank of Princeton	177,561	4,128
	PCB Bancorp	419,108	4,099
	BBX Capital Corp.	1,734,661	4,007
	First Business Financial Services Inc.	257,056	3,984
*	NI Holdings Inc.	293,706	3,983
	First Northwest Bancorp	362,239	3,938
*	Pioneer Bancorp Inc.	379,037	3,934

* Stratus Properties Inc.	222,213	3,931
Donegal Group Inc. Class A	257,647	3,916
CorePoint Lodging Inc.	995,106	3,901
Parke Bancorp Inc.	288,534	3,892
Hersha Hospitality Trust Class A	1,062,298	3,803
Timberland Bancorp Inc.	206,238	3,772
Orrstown Financial Services Inc.	272,978	3,759
Silvercrest Asset Management Group Inc. Class A	396,460	3,751
Norwood Financial Corp.	140,414	3,749
Tiptree Inc.	712,789	3,721
OP Bancorp	495,945	3,700
Investar Holding Corp.	288,733	3,687
Premier Financial Bancorp Inc.	296,554	3,677
* On Deck Capital Inc.	2,360,875	3,636
Bank of Commerce Holdings	461,783	3,634
Level One Bancorp Inc.	201,484	3,627
* MMA Capital Holdings Inc.	144,876	3,583
1st Constitution Bancorp	267,272	3,541
* Rafael Holdings Inc. Class B	272,775	3,494
Chemung Financial Corp.	105,532	3,480
1 Condor Hospitality Trust Inc.	838,858	3,448
Anworth Mortgage Asset Corp.	3,000,488	3,391
Bankwell Financial Group Inc.	219,929	3,356
Community Financial Corp.	151,854	3,356
C&F Financial Corp.	83,746	3,341
Arlington Asset Investment Corp.	1,492,315	3,268
Riverview Bancorp Inc.	650,394	3,258
FNCB Bancorp Inc.	459,377	3,174
* Hallmark Financial Services Inc.	784,146	3,168
Independence Holding Co.	123,889	3,167
Alerus Financial Corp.	191,324	3,161
* Capital Bancorp Inc.	248,818	3,115
Reliant Bancorp Inc.	269,772	3,040
Evans Bancorp Inc.	124,332	3,023
^ Fidelity D&D Bancorp Inc.	58,152	2,967
* Atlanticus Holdings Corp.	291,972	2,896
First Community Corp.	183,681	2,887
Prudential Bancorp Inc.	191,884	2,840
* ProSight Global Inc.	290,543	2,833
Ellington Residential Mortgage REIT	530,611	2,812
Community Bankers Trust Corp.	579,381	2,810
* MainStreet Bancshares Inc.	165,596	2,775
Clipper Realty Inc.	530,809	2,750
AG Mortgage Investment Trust Inc.	998,925	2,737
* Republic First Bancorp Inc.	1,233,160	2,701
Provident Financial Holdings Inc.	176,686	2,691
First Savings Financial Group Inc.	68,733	2,677
Northeast Bank	228,936	2,669
* Malvern Bancorp Inc.	217,730	2,667
HBT Financial Inc.	252,396	2,658
* Randolph Bancorp Inc.	276,907	2,656
Crawford & Co. Class A	367,705	2,647
Eagle Bancorp Montana Inc.	162,151	2,628
* Esquire Financial Holdings Inc.	174,299	2,623
Ohio Valley Banc Corp.	87,025	2,609
Curo Group Holdings Corp.	491,292	2,604
* Meridian Corp.	187,838	2,570

*	PDL Community Bancorp	248,324	2,550
	CB Financial Services Inc.	130,850	2,527
^,*	GWG Holdings Inc.	245,714	2,496
	Mackinac Financial Corp.	237,842	2,485
	Unity Bancorp Inc.	211,933	2,480
	Hawthorn Bancshares Inc.	134,425	2,467
	Luther Burbank Corp.	267,578	2,454
	Postal Realty Trust Inc. Class A	153,591	2,430
*	Maui Land & Pineapple Co. Inc.	210,022	2,296
*	Pacific Mercantile Bancorp	482,797	2,274
	Peoples Bancorp of North Carolina Inc.	111,619	2,273
	Crawford & Co. Class B	350,392	2,239
	Middlefield Banc Corp.	140,636	2,223
	First Financial Northwest Inc.	220,880	2,218
	Oak Valley Bancorp	140,618	2,213
	Cedar Realty Trust Inc.	2,365,218	2,207
	Standard AVB Financial Corp.	103,063	2,181
^,*	MoneyGram International Inc.	1,624,265	2,128
*	Coastal Financial Corp.	201,843	2,121
	Auburn National Bancorporation Inc.	53,517	2,098
	Griffin Industrial Realty Inc.	63,561	2,078
^	Federal Agricultural Mortgage Corp. Class A	43,002	2,062
	Greene County Bancorp Inc.	87,559	2,045
*	Silvergate Capital Corp. Class A	212,280	2,025
	United Security Bancshares	314,496	2,013
	First Guaranty Bancshares Inc.	139,318	2,010
^	Associated Capital Group Inc.	63,741	1,950
	Pzena Investment Management Inc. Class A	422,399	1,884
	Ashford Hospitality Trust Inc.	2,537,647	1,876
	MSB Financial Corp.	149,197	1,826
*	CrossFirst Bankshares Inc.	214,900	1,805
*	First Western Financial Inc.	132,755	1,772
	Braemar Hotels & Resorts Inc.	950,108	1,615
	GAMCO Investors Inc. Class A	146,252	1,607
	Plumas Bancorp	86,202	1,595
	SB Financial Group Inc.	141,145	1,570
	Sterling Bancorp Inc.	363,646	1,564
*	Altisource Portfolio Solutions SA	202,525	1,553
^	Pennsylvania REIT	1,697,244	1,547
^,*	Rekor Systems Inc.	407,513	1,508
	Hunt Cos. Finance Trust Inc.	795,708	1,472
	Old Point Financial Corp.	92,255	1,395
	Union Bankshares Inc.	59,239	1,333
*	Ocwen Financial Corp.	2,627,421	1,314
	Global Self Storage Inc.	354,937	1,246
	Franklin Financial Services Corp.	45,053	1,237
	County Bancorp Inc.	65,709	1,216
*	Elevate Credit Inc.	1,146,170	1,192
	Severn Bancorp Inc.	175,693	1,128
*	FFBW Inc.	139,998	1,116
	Bank7 Corp.	139,478	1,107
	AmeriServ Financial Inc.	418,188	1,096
*	Maiden Holdings Ltd.	1,193,606	1,086
	Urstadt Biddle Properties Inc.	94,274	1,060
*	Medallion Financial Corp.	552,377	1,027
	Manhattan Bridge Capital Inc.	250,902	1,026
	Kingstone Cos. Inc.	198,941	1,017

	IF Bancorp Inc.	61,247	980
	Hennessy Advisors Inc.	131,059	959
^,*	CBL & Associates Properties Inc.	4,481,209	897
	Bank of South Carolina Corp.	52,968	795
	Riverview Financial Corp.	120,668	781
*	CBM Bancorp Inc.	66,233	767
*	Security National Financial Corp. Class A	178,541	762
	Manning & Napier Inc.	591,269	739
*	Central Federal Corp.	69,650	733
^,*	Avalon GloboCare Corp.	470,565	729
*	Nicholas Financial Inc.	124,481	727
	Sound Financial Bancorp Inc.	32,178	687
	Sotherly Hotels Inc.	425,491	681
	Sachem Capital Corp.	369,704	643
*	Limestone Bancorp Inc.	56,772	632
^,*	Oportun Financial Corp.	58,828	621
*	Rhinebeck Bancorp Inc.	95,526	609
*	Transcontinental Realty Investors Inc.	29,608	607
^	Elmira Savings Bank	52,075	599
^,*	Impac Mortgage Holdings Inc.	244,016	593
^,*	Envision Solar International Inc.	75,857	576
*	Consumer Portfolio Services Inc.	401,461	546
*	FlexShopper Inc.	424,874	540
^,*	Riot Blockchain Inc.	626,101	522
*	Asta Funding Inc.	54,578	453
	Landmark Bancorp Inc.	19,315	394
*	Broadway Financial Corp.	291,631	382
	Guaranty Federal Bancshares Inc.	20,761	306
*	Power REIT	29,103	304
	Ottawa Bancorp Inc.	27,877	291
*	HV Bancorp Inc.	26,133	287
*	Community First Bancshares Inc.	38,693	266
*	Ashford Inc.	42,457	244
^,*	Altisource Asset Management Corp.	15,364	212
*	InterGroup Corp.	7,138	200
*	1347 Property Insurance Holdings Inc.	34,257	167
	WVS Financial Corp.	11,419	151
*	National Holdings Corp.	96,260	150
	US Global Investors Inc. Class A	143,575	139
^,*	Wheeler REIT Inc.	128,812	129
	Mid-Southern Bancorp Inc.	8,847	113
*	JW Mays Inc.	4,010	89
*	Trinity Place Holdings Inc.	36,941	67
	Lake Shore Bancorp Inc.	5,900	62
*	FSB Bancorp Inc.	3,139	43
	Medalist Diversified REIT Inc.	22,234	38
	Medley Management Inc. Class A	55,034	37
	Oconee Federal Financial Corp.	1,919	35
	Protective Insurance Corp. Class A	1,101	16
	Home Federal Bancorp Inc.	601	14
*	National Holdings Corp. Warrants Exp. 01/18/2022	92,151	7
	Tremont Mortgage Trust	2,458	5
*	Village Bank and Trust Financial Corp.	200	5
*	Conifer Holdings Inc.	66	—
*,§	Ditech Holding Corp. Warrants Exp. 02/09/2028	34,201	—

127,447,648

Health Care (14.6%)
	Johnson & Johnson	77,176,138	10,120,107
	UnitedHealth Group Inc.	27,780,753	6,927,964
	Merck & Co. Inc.	74,658,127	5,744,196
	Pfizer Inc.	162,290,331	5,297,156
	Abbott Laboratories	51,853,705	4,091,776
	Bristol-Myers Squibb Co.	68,640,839	3,826,040
	Medtronic plc	39,303,207	3,544,363
	Amgen Inc.	17,424,574	3,532,484
	Eli Lilly & Co.	25,340,084	3,515,176
	Thermo Fisher Scientific Inc.	11,758,863	3,334,814
	AbbVie Inc.	43,364,217	3,303,920
	Gilead Sciences Inc.	37,099,711	2,773,574
	Danaher Corp.	18,351,478	2,540,028
	Cigna Corp.	10,949,895	1,940,102
	Becton Dickinson and Co.	7,929,747	1,822,018
*	Vertex Pharmaceuticals Inc.	7,541,694	1,794,546
	Anthem Inc.	7,435,508	1,688,158
*	Intuitive Surgical Inc.	3,389,026	1,678,280
*	Biogen Inc.	5,291,306	1,674,063
	Zoetis Inc.	13,967,657	1,643,854
	Allergan plc	9,144,656	1,619,519
	Stryker Corp.	9,331,311	1,553,570
*	Boston Scientific Corp.	40,858,249	1,333,205
	Humana Inc.	3,883,239	1,219,415
	Baxter International Inc.	14,970,992	1,215,495
*	Illumina Inc.	4,310,619	1,177,316
*	Regeneron Pharmaceuticals Inc.	2,374,165	1,159,281
*	Edwards Lifesciences Corp.	6,115,263	1,153,461
*	Centene Corp.	17,119,896	1,017,093
*	DexCom Inc.	2,682,464	722,307
	HCA Healthcare Inc.	7,958,455	715,067
	ResMed Inc.	4,214,549	620,761
	Zimmer Biomet Holdings Inc.	6,029,971	609,509
*	IDEXX Laboratories Inc.	2,514,320	609,069
*	Alexion Pharmaceuticals Inc.	6,166,266	553,669
*	IQVIA Holdings Inc.	4,835,760	521,585
*	BioMarin Pharmaceutical Inc.	5,269,363	445,261
	Cardinal Health Inc.	8,581,926	411,418
*	Seattle Genetics Inc.	3,518,619	405,978
	Cooper Cos. Inc.	1,452,033	400,282
	Teleflex Inc.	1,356,973	397,403
*	Incyte Corp.	5,369,176	393,185
*	Align Technology Inc.	2,079,073	361,655
*	Laboratory Corp. of America Holdings	2,849,237	360,115
*	Alnylam Pharmaceuticals Inc.	3,272,728	356,236
	STERIS plc	2,482,503	347,476
	West Pharmaceutical Services Inc.	2,168,359	330,133
^,*	Teladoc Health Inc.	2,121,388	328,836
	Quest Diagnostics Inc.	3,949,867	317,174
*	Insulet Corp.	1,811,057	300,056
*	Hologic Inc.	7,859,784	275,878
*	Varian Medical Systems Inc.	2,666,561	273,749
*	Elanco Animal Health Inc.	11,607,808	259,899
*	Molina Healthcare Inc.	1,839,003	256,927
	Dentsply Sirona Inc.	6,519,300	253,144
*	Exact Sciences Corp.	4,318,838	250,493

* Masimo Corp.	1,413,497	250,359
PerkinElmer Inc.	3,262,218	245,580
* Catalent Inc.	4,539,096	235,806
* Neurocrine Biosciences Inc.	2,700,097	233,693
* Mylan NV	15,141,050	225,753
Universal Health Services Inc. Class B	2,237,551	221,697
* Henry Schein Inc.	4,303,255	217,400
* Bio-Rad Laboratories Inc.	618,780	216,920
Bio-Techne Corp.	1,118,030	212,001
* Moderna Inc.	6,853,550	205,264
Chemed Corp.	470,019	203,612
* Sarepta Therapeutics Inc.	2,078,331	203,302
Hill-Rom Holdings Inc.	1,955,701	196,744
* DaVita Inc.	2,474,075	188,178
Encompass Health Corp.	2,892,220	185,189
* ABIOMED Inc.	1,257,204	182,496
Perrigo Co. plc	3,790,256	182,273
* Charles River Laboratories International Inc.	1,433,794	180,959
* Ionis Pharmaceuticals Inc.	3,717,803	175,778
* Amedisys Inc.	946,295	173,683
* Horizon Therapeutics plc	5,488,533	162,570
* Jazz Pharmaceuticals plc	1,575,516	157,142
* Novocure Ltd.	2,321,976	156,362
* PRA Health Sciences Inc.	1,855,686	154,096
* Exelixis Inc.	8,934,533	153,853
* Penumbra Inc.	921,215	148,620
* Haemonetics Corp.	1,485,109	148,006
* ACADIA Pharmaceuticals Inc.	3,394,046	143,398
* Repligen Corp.	1,372,792	132,529
* Avantor Inc.	10,052,942	125,561
* Acceleron Pharma Inc.	1,324,520	119,035
* LHC Group Inc.	830,841	116,484
* United Therapeutics Corp.	1,227,249	116,374
* ICU Medical Inc.	576,115	116,243
* Quidel Corp.	1,097,157	107,313
* Wright Medical Group NV	3,715,584	106,452
* Tandem Diabetes Care Inc.	1,648,186	106,061
Bruker Corp.	2,934,623	105,236
* HealthEquity Inc.	2,069,246	104,683
* Neogen Corp.	1,537,149	102,974
* Iovance Biotherapeutics Inc.	3,331,012	99,714
* Reata Pharmaceuticals Inc. Class A	686,449	99,082
* Guardant Health Inc.	1,380,410	96,077
* Syneos Health Inc.	2,433,498	95,929
* Globus Medical Inc.	2,249,821	95,685
* Integra LifeSciences Holdings Corp.	2,134,305	95,339
* Nektar Therapeutics Class A	5,165,606	92,206
* Momenta Pharmaceuticals Inc.	3,331,596	90,619
* Blueprint Medicines Corp.	1,504,886	88,006
* Global Blood Therapeutics Inc.	1,689,279	86,305
* Nevro Corp.	861,351	86,118
* Forty Seven Inc.	899,958	85,874
* Mirati Therapeutics Inc.	1,064,974	81,865
* Omnicell Inc.	1,225,154	80,346
* NeoGenomics Inc.	2,905,217	80,213
* Arrowhead Pharmaceuticals Inc.	2,782,639	80,057
* Halozyme Therapeutics Inc.	4,303,608	77,422

*	NuVasive Inc.	1,523,162	77,163
*	PTC Therapeutics Inc.	1,721,926	76,815
*	FibroGen Inc.	2,188,011	76,033
*	Emergent BioSolutions Inc.	1,289,071	74,586
*	Immunomedics Inc.	5,222,531	70,400
*	Amicus Therapeutics Inc.	7,512,299	69,414
*	Envista Holdings Corp.	4,638,788	69,303
*	Ultragenyx Pharmaceutical Inc.	1,528,895	67,929
*	Alkermes plc	4,650,433	67,059
*	HMS Holdings Corp.	2,575,261	65,077
*	Agios Pharmaceuticals Inc.	1,821,182	64,616
*	iRhythm Technologies Inc.	773,700	62,941
*	Arena Pharmaceuticals Inc.	1,470,085	61,744
*	Natera Inc.	2,046,714	61,115
*	Medpace Holdings Inc.	789,235	57,914
*	MyoKardia Inc.	1,225,818	57,466
	Ensign Group Inc.	1,484,533	55,833
*	Prestige Consumer Healthcare Inc.	1,472,030	53,994
*	Bluebird Bio Inc.	1,140,772	52,430
	Healthcare Services Group Inc.	2,172,016	51,933
*	ChemoCentryx Inc.	1,202,737	48,326
*	Merit Medical Systems Inc.	1,534,198	47,944
	CONMED Corp.	831,479	47,619
*	Acadia Healthcare Co. Inc.	2,593,315	47,587
*	Select Medical Holdings Corp.	3,159,226	47,388
*	Ra Pharmaceuticals Inc.	966,019	46,379
^,*	Apellis Pharmaceuticals Inc.	1,727,795	46,288
*	Deciphera Pharmaceuticals Inc.	1,120,333	46,124
*	Intercept Pharmaceuticals Inc.	724,781	45,632
*	Adaptive Biotechnologies Corp.	1,642,615	45,632
*	Xencor Inc.	1,498,012	44,761
*	Axsome Therapeutics Inc.	750,186	44,133
*	Sage Therapeutics Inc.	1,532,292	44,007
*	Ironwood Pharmaceuticals Inc.	4,358,976	43,982
*	Tenet Healthcare Corp.	3,050,565	43,928
*	STAAR Surgical Co.	1,305,954	42,130
*	Insmed Inc.	2,624,263	42,067
*	Principia Biopharma Inc.	673,522	39,994
*	Zogenix Inc.	1,602,451	39,629
*	Fate Therapeutics Inc.	1,771,047	39,335
*	Pacira BioSciences Inc.	1,161,204	38,935
	Patterson Cos. Inc.	2,514,603	38,448
	Cantel Medical Corp.	1,064,787	38,226
*	Avanos Medical Inc.	1,409,873	37,968
*	Denali Therapeutics Inc.	2,149,298	37,634
*	Glaukos Corp.	1,206,190	37,223
*	AtriCure Inc.	1,098,671	36,904
^,*	Invitae Corp.	2,692,671	36,809
*	BioTelemetry Inc.	955,093	36,781
*	Kodiak Sciences Inc.	758,133	36,163
*	Corcept Therapeutics Inc.	3,016,953	35,872
*	PPD Inc.	1,994,651	35,525
^,*	Ligand Pharmaceuticals Inc.	488,469	35,521
*	Alector Inc.	1,470,570	35,485
^,*	Allakos Inc.	790,028	35,148
*	Karyopharm Therapeutics Inc.	1,784,820	34,286
*	Cardiovascular Systems Inc.	973,336	34,271

*	Epizyme Inc.	2,136,903	33,143
*	Veracyte Inc.	1,362,546	33,124
	Luminex Corp.	1,188,089	32,708
*	REGENXBIO Inc.	982,380	31,809
*	Theravance Biopharma Inc.	1,373,849	31,750
*	Inspire Medical Systems Inc.	523,417	31,552
*	Magellan Health Inc.	648,483	31,199
*	Turning Point Therapeutics Inc.	685,204	30,601
*	Myriad Genetics Inc.	2,085,770	29,847
*	Heron Therapeutics Inc.	2,527,873	29,677
*	Dicerna Pharmaceuticals Inc.	1,602,700	29,442
*	Editas Medicine Inc.	1,441,601	28,587
*	Inogen Inc.	548,535	28,337
*	Coherus Biosciences Inc.	1,738,273	28,195
*	MEDNAX Inc.	2,375,063	27,646
*	Addus HomeCare Corp.	408,711	27,629
*	Enanta Pharmaceuticals Inc.	523,866	26,942
	Atrion Corp.	40,409	26,266
*	Supernus Pharmaceuticals Inc.	1,457,457	26,220
	US Physical Therapy Inc.	372,577	25,708
*	CareDx Inc.	1,176,923	25,692
*	Varex Imaging Corp.	1,126,079	25,573
	National HealthCare Corp.	355,964	25,533
*	Intra-Cellular Therapies Inc.	1,640,673	25,217
*	NanoString Technologies Inc.	1,047,462	25,191
*	Twist Bioscience Corp.	823,048	25,169
*	Akebia Therapeutics Inc.	3,319,003	25,158
^,*	Allogene Therapeutics Inc.	1,271,934	24,726
^,*	Esperion Therapeutics Inc.	770,439	24,292
*	R1 RCM Inc.	2,631,972	23,925
*	TG Therapeutics Inc.	2,350,605	23,130
*	10X Genomics Inc. Class A	364,932	22,743
*	Revance Therapeutics Inc.	1,511,508	22,370
*	Endo International plc	5,970,382	22,090
*	Sangamo Therapeutics Inc.	3,421,518	21,795
*	Natus Medical Inc.	941,891	21,786
*	Tactile Systems Technology Inc.	531,874	21,360
*	Cerus Corp.	4,589,694	21,342
*	Bridgebio Pharma Inc.	732,597	21,245
*	Innoviva Inc.	1,786,810	21,013
*	Arvinas Inc.	511,212	20,602
^,*	Inovio Pharmaceuticals Inc.	2,760,374	20,537
^,*	Cytokinetics Inc.	1,741,049	20,527
*	Constellation Pharmaceuticals Inc.	646,176	20,309
^,*	Omeros Corp.	1,487,880	19,893
*	Kadmon Holdings Inc.	4,700,878	19,697
*	Shockwave Medical Inc.	585,783	19,436
*	Karuna Therapeutics Inc.	266,985	19,223
^,*	Aimmune Therapeutics Inc.	1,314,403	18,954
*	Retrophin Inc.	1,284,359	18,739
^,*	Aerie Pharmaceuticals Inc.	1,369,923	18,494
*	OraSure Technologies Inc.	1,698,813	18,279
*	HealthStream Inc.	752,894	18,032
*	Adverum Biotechnologies Inc	1,844,955	18,025
*	CryoLife Inc.	1,052,649	17,811
*	Radius Health Inc.	1,352,378	17,581
	National Research Corp.	384,685	17,496

*	Silk Road Medical Inc.	541,413	17,044
*	Brookdale Senior Living Inc.	5,458,120	17,029
*	ImmunoGen Inc.	4,993,007	17,026
*	Madrigal Pharmaceuticals Inc.	253,745	16,940
*	Codexis Inc.	1,513,657	16,892
^,*	Cara Therapeutics Inc.	1,260,328	16,649
*	Y-mAbs Therapeutics Inc.	626,569	16,353
*	Tricida Inc.	736,123	16,195
	Owens & Minor Inc.	1,768,357	16,180
^,*	IGM Biosciences Inc.	285,947	16,056
*	Eagle Pharmaceuticals Inc.	341,564	15,712
^,*	OPKO Health Inc.	11,708,832	15,690
*	Hanger Inc.	1,006,700	15,684
*	Portola Pharmaceuticals Inc.	2,176,132	15,516
*	Vanda Pharmaceuticals Inc.	1,493,470	15,472
^,*	ZIOPHARM Oncology Inc.	6,293,669	15,420
*	Collegium Pharmaceutical Inc.	942,714	15,395
*	Orthofix Medical Inc.	531,234	14,880
*	CorVel Corp.	271,035	14,774
*	Rhythm Pharmaceuticals Inc.	970,221	14,767
*	Amphastar Pharmaceuticals Inc.	990,095	14,693
	Phibro Animal Health Corp. Class A	600,806	14,522
*	Rocket Pharmaceuticals Inc.	1,036,359	14,457
^,*	Cortexyme Inc.	313,423	14,295
*	Krystal Biotech Inc.	329,602	14,252
^,*	PetIQ Inc.	592,701	13,768
*	Lantheus Holdings Inc.	1,074,492	13,711
*	Athenex Inc.	1,745,128	13,507
^,*	Intellia Therapeutics Inc.	1,079,936	13,208
*	NextCure Inc.	353,332	13,098
*	Gossamer Bio Inc.	1,232,382	12,509
*	Atara Biotherapeutics Inc.	1,469,673	12,507
*	Avrobio Inc.	797,201	12,404
*	Pacific Biosciences of California Inc.	4,048,591	12,389
*	Assembly Biosciences Inc.	834,888	12,381
*	OrthoPediatrics Corp.	311,053	12,330
*	Arcus Biosciences Inc.	886,199	12,300
^,*	Relmada Therapeutics Inc.	358,364	12,224
*	Applied Therapeutics Inc.	373,277	12,202
*	Kura Oncology Inc.	1,210,880	12,048
*	Vericel Corp	1,305,689	11,973
	LeMaitre Vascular Inc.	479,391	11,946
^,*	Athersys Inc.	3,960,363	11,881
*	Surmodics Inc.	351,963	11,727
*	RadNet Inc.	1,112,603	11,693
^,*	Kala Pharmaceuticals Inc.	1,302,721	11,451
*	Anika Therapeutics Inc.	396,037	11,449
^,*	CEL-SCI Corp.	978,967	11,297
*	Catalyst Pharmaceuticals Inc.	2,933,777	11,295
^,*	Axonics Modulation Technologies Inc.	440,878	11,203
*	Heska Corp.	201,426	11,139
*	Community Health Systems Inc.	3,313,413	11,067
*	Ardelyx Inc.	1,937,103	11,012
*	Amneal Pharmaceuticals Inc.	3,158,729	10,992
^,*	Corbus Pharmaceuticals Holdings Inc.	2,058,225	10,785
*	Meridian Bioscience Inc.	1,268,014	10,651
*	Axogen Inc.	1,019,224	10,600

*	CytomX Therapeutics Inc.	1,367,661	10,490
^,*	Quanterix Corp.	568,304	10,440
*	Intersect ENT Inc.	880,959	10,439
*	AnaptysBio Inc.	736,325	10,404
^,*	Novavax Inc.	763,606	10,370
*	AngioDynamics Inc.	986,486	10,289
*	Odonate Therapeutics Inc.	370,406	10,227
*	ANI Pharmaceuticals Inc.	247,623	10,088
*	Pennant Group Inc.	700,974	9,926
^,*	Clovis Oncology Inc.	1,548,503	9,849
*	Antares Pharma Inc.	4,127,699	9,741
^,*	1Life Healthcare Inc.	535,023	9,711
*	Option Care Health Inc.	988,616	9,362
*	BioCryst Pharmaceuticals Inc.	4,669,457	9,339
*	Triple-S Management Corp. Class B	655,778	9,246
	Utah Medical Products Inc.	97,857	9,203
*	BioSpecifics Technologies Corp.	160,830	9,098
*	REVOLUTION Medicines Inc.	412,785	9,044
^,*	Viking Therapeutics Inc.	1,904,551	8,913
*	Homology Medicines Inc.	568,781	8,839
^,*	Durect Corp.	5,700,839	8,836
*	G1 Therapeutics Inc.	798,120	8,795
*	Progenics Pharmaceuticals Inc.	2,308,247	8,771
^,*	Dynavax Technologies Corp.	2,447,266	8,639
*	Avid Bioservices Inc.	1,652,248	8,443
*	Puma Biotechnology Inc.	984,588	8,310
*	BioDelivery Sciences International Inc.	2,169,310	8,222
*	PDL BioPharma Inc.	2,911,585	8,211
^,*	Eidos Therapeutics Inc.	165,198	8,093
*	Vapotherm Inc.	427,590	8,052
*	Pfenex Inc.	910,618	8,032
^,*	Tivity Health Inc.	1,274,386	8,016
*	MacroGenics Inc.	1,373,491	7,994
*	Voyager Therapeutics Inc.	872,595	7,984
*	Translate Bio Inc.	800,026	7,976
*	Agenus Inc.	3,243,590	7,947
^,*	ViewRay Inc.	3,171,451	7,929
^,*	Progyny Inc.	367,962	7,797
^,*	Provention Bio Inc.	846,002	7,783
*	SIGA Technologies Inc.	1,615,615	7,723
^,*	SmileDirectClub Inc.	1,618,222	7,557
^,*	Flexion Therapeutics Inc.	942,602	7,418
*	Rigel Pharmaceuticals Inc.	4,673,184	7,290
*	Syndax Pharmaceuticals Inc.	657,918	7,217
*	Cue Biopharma Inc.	504,538	7,159
	Invacare Corp.	962,641	7,152
^,*	TherapeuticsMD Inc.	6,732,437	7,136
*	InfuSystem Holdings Inc.	837,348	7,109
*	Mersana Therapeutics Inc.	1,213,031	7,072
*	Molecular Templates Inc.	532,005	7,070
^,*	Geron Corp.	5,856,122	6,969
*	SI-BONE Inc.	582,974	6,967
^,*	Lannett Co. Inc.	1,000,635	6,954
*	SpringWorks Therapeutics Inc.	257,072	6,941
^,*	Sorrento Therapeutics Inc.	3,745,885	6,892
*	Spectrum Pharmaceuticals Inc.	2,948,132	6,869
*	Joint Corp.	620,388	6,731

*	Bioxcel Therapeutics Inc.	296,413	6,625
^,*	Zynex Inc.	594,204	6,578
*	GenMark Diagnostics Inc.	1,589,125	6,547
*	Stemline Therapeutics Inc.	1,352,104	6,544
*	Concert Pharmaceuticals Inc.	727,860	6,434
^,*	CytoSorbents Corp.	832,151	6,433
^,*	MannKind Corp.	6,234,461	6,422
*	Cutera Inc.	490,744	6,409
^,*	Precigen Inc.	1,867,600	6,350
*	Scholar Rock Holding Corp.	523,922	6,345
^,*	Accelerate Diagnostics Inc.	756,592	6,302
*	Calithera Biosciences Inc.	1,409,585	6,259
*	Precision BioSciences Inc.	1,026,976	6,193
*	ADMA Biologics Inc.	2,150,048	6,192
^,*	Akcea Therapeutics Inc.	431,460	6,170
*	Syros Pharmaceuticals Inc.	1,003,963	5,954
*	iRadimed Corp.	274,561	5,862
^,*	Black Diamond Therapeutics Inc.	231,041	5,764
*	Minerva Neurosciences Inc.	952,916	5,737
*	BioLife Solutions Inc.	603,135	5,730
^,*	Ocular Therapeutix Inc.	1,156,851	5,726
^,*	Verastem Inc.	2,161,974	5,708
*	TransMedics Group Inc.	465,566	5,624
*	Repro-Med Systems Inc.	745,034	5,588
^,*	AMAG Pharmaceuticals Inc.	883,207	5,458
*	Eiger BioPharmaceuticals Inc	795,579	5,410
*	Fluidigm Corp.	2,124,885	5,397
*	Kiniksa Pharmaceuticals Ltd.	348,492	5,395
*	Stoke Therapeutics Inc.	230,675	5,282
*	SeaSpine Holdings Corp.	625,513	5,110
*	IVERIC bio Inc.	1,479,251	5,089
*	Aprea Therapeutics Inc.	146,226	5,083
*	Replimune Group Inc.	500,980	4,995
*	Accuray Inc.	2,603,270	4,946
^,*	Mallinckrodt plc	2,462,895	4,877
*	Misonix Inc.	516,230	4,863
^,*	Catasys Inc.	308,606	4,700
^,*	Recro Pharma Inc.	569,794	4,655
*	MEI Pharma Inc.	2,865,177	4,613
*	Kindred Biosciences Inc.	1,127,689	4,511
^,*	Crinetics Pharmaceuticals Inc.	306,721	4,509
^,*	Anavex Life Sciences Corp.	1,425,049	4,489
^,*	ChromaDex Corp.	1,374,325	4,480
^,*	XOMA Corp.	218,742	4,451
^,*	Atreca Inc.	266,417	4,409
*	X4 Pharmaceuticals Inc.	430,247	4,302
^,*	XBiotech Inc.	403,577	4,286
^,*	Marinus Pharmaceuticals Inc.	2,067,953	4,198
*	Seres Therapeutics Inc.	1,175,813	4,198
^,*	Amyris Inc.	1,586,818	4,062
*	Protagonist Therapeutics Inc.	573,903	4,052
^,*	Rubius Therapeutics Inc.	896,003	3,987
^,*	Agile Therapeutics Inc.	2,141,840	3,984
*	OptimizeRx Corp.	431,208	3,907
*	FONAR Corp.	263,983	3,859
*	Chiasma Inc.	1,037,927	3,788
*	RTI Surgical Holdings Inc.	2,214,064	3,786

^,*	BrainStorm Cell Therapeutics Inc.	812,258	3,769
*	Alphatec Holdings Inc.	1,088,546	3,756
^,*	Dyadic International Inc.	717,378	3,730
*	Enzo Biochem Inc.	1,466,214	3,710
^,*	Rockwell Medical Inc.	1,806,552	3,703
*	Abeona Therapeutics Inc.	1,760,180	3,696
^,*	RAPT Therapeutics Inc.	172,292	3,665
*	Apyx Medical Corp.	1,012,806	3,636
*	Verrica Pharmaceuticals Inc.	325,091	3,553
*	Aduro Biotech Inc.	1,289,004	3,532
^,*	MediciNova Inc.	942,621	3,507
^,*	UNITY Biotechnology Inc.	603,433	3,500
^,*	Gritstone Oncology Inc.	598,855	3,485
^,*	Co-Diagnostics Inc.	456,643	3,480
*	Apollo Medical Holdings Inc.	268,305	3,467
*	Aeglea BioTherapeutics Inc.	730,780	3,405
*	Fulgent Genetics Inc.	316,180	3,402
^,*	Viela Bio Inc.	87,933	3,341
*	Satsuma Pharmaceuticals Inc.	154,604	3,327
^,*	Ovid therapeutics Inc.	1,111,010	3,311
*	Magenta Therapeutics Inc.	526,943	3,309
*	Kezar Life Sciences Inc.	748,278	3,263
*	Castle Biosciences Inc.	107,186	3,195
^,*	Optinose Inc.	708,073	3,179
*	Stereotaxis Inc.	1,032,929	3,119
*	Harvard Bioscience Inc.	1,405,611	3,106
*	Hookipa Pharma Inc.	372,890	3,076
^,*	Matinas BioPharma Holdings Inc.	5,112,722	3,069
*	Harpoon Therapeutics Inc.	264,272	3,060
^,*	Senseonics Holdings Inc.	4,827,947	3,059
*	Cymabay Therapeutics Inc.	2,048,278	3,031
*	NGM Biopharmaceuticals Inc.	245,251	3,024
*	Akero Therapeutics Inc.	139,079	2,949
^,*	Harrow Health Inc.	763,120	2,915
*	Electromed Inc.	258,428	2,905
*	Surgery Partners Inc.	442,634	2,890
*	Spero Therapeutics Inc.	354,127	2,861
^,*	Lineage Cell Therapeutics Inc.	3,430,046	2,840
*	American Renal Associates Holdings Inc.	425,397	2,812
*	Exagen Inc.	175,226	2,793
*	Sutro Biopharma Inc.	269,261	2,746
*	Sientra Inc.	1,376,027	2,738
*	CASI Pharmaceuticals Inc.	1,336,409	2,726
*	Jounce Therapeutics Inc.	570,130	2,708
*	Personalis Inc.	327,839	2,646
^,*	Arcutis Biotherapeutics Inc.	87,310	2,602
^,*	Selecta Biosciences Inc.	1,066,862	2,571
^,*	Palatin Technologies Inc.	6,009,176	2,546
*	Cassava Sciences Inc.	618,337	2,541
^,*	AcelRx Pharmaceuticals Inc.	2,142,380	2,528
^,*	Evolus Inc.	595,634	2,472
^,*	DermTech Inc.	219,700	2,472
^,*	La Jolla Pharmaceutical Co.	582,183	2,445
^,*	Lexicon Pharmaceuticals Inc.	1,253,418	2,444
^,*	CorMedix Inc.	679,973	2,441
*	Strongbridge Biopharma plc	1,282,155	2,423
^,*	Paratek Pharmaceuticals Inc.	766,225	2,414

^,*	Zynerba Pharmaceuticals Inc.	630,140	2,413
*	Exicure Inc.	1,621,663	2,400
^,*	NantKwest Inc.	823,130	2,371
^,*	Fortress Biotech Inc	1,234,582	2,333
^,*	Cidara Therapeutics Inc.	937,735	2,326
^,*	Genesis Healthcare Inc.	2,755,389	2,322
*	Chembio Diagnostics Inc.	447,516	2,291
^,*	EyePoint Pharmaceuticals Inc.	2,205,834	2,250
*	Avenue Therapeutics Inc.	250,197	2,237
*	KalVista Pharmaceuticals Inc.	291,774	2,232
^,*	Evofem Biosciences Inc.	412,374	2,194
*	Chimerix Inc.	1,522,300	2,192
*	Oncocyte Corp.	887,157	2,174
*	Mustang Bio Inc.	808,613	2,167
^,*	PAVmed Inc.	1,093,405	2,165
^,*	BioSig Technologies Inc.	514,013	2,154
^,*	Soliton Inc.	258,758	2,096
*	Millendo Therapeutics Inc.	396,400	2,093
*	Prevail Therapeutics Inc.	170,499	2,078
*	GlycoMimetics Inc.	910,116	2,075
^,*	Galectin Therapeutics Inc.	1,051,163	2,060
^,*	Venus Concept Inc.	575,520	2,043
*	Cyclerion Therapeutics Inc.	744,193	1,972
*	Applied Genetic Technologies Corp.	592,980	1,945
*	Otonomy Inc.	963,343	1,898
*	Aravive Inc.	328,708	1,893
^,*	Pulse Biosciences Inc.	262,310	1,878
*	Five Prime Therapeutics Inc.	824,351	1,871
*	ContraFect Corp.	307,103	1,769
*	Soleno Therapeutics Inc.	742,668	1,768
*	Catabasis Pharmaceuticals Inc.	423,735	1,759
*	Adamas Pharmaceuticals Inc.	607,738	1,756
*	Xeris Pharmaceuticals Inc.	894,094	1,744
*	Catalyst Biosciences Inc.	398,149	1,740
^,*	Aptinyx Inc.	804,915	1,739
^,*	Clearside Biomedical Inc.	1,020,491	1,735
^,*	Savara Inc.	815,806	1,730
*	Biomerica Inc.	240,748	1,721
^,*	Marker Therapeutics Inc.	904,972	1,719
*	TCR2 Therapeutics Inc.	215,242	1,666
*	Aldeyra Therapeutics Inc.	667,217	1,648
^,*	Vir Biotechnology Inc.	47,376	1,624
^,*	SCYNEXIS Inc.	2,036,941	1,591
^,*	AVEO Pharmaceuticals Inc.	436,483	1,580
*	Champions Oncology Inc.	211,086	1,562
^,*	Tyme Technologies Inc.	1,410,436	1,552
^,*	Trevena Inc.	2,656,331	1,506
*	Frequency Therapeutics Inc.	84,408	1,503
*	Orgenesis Inc.	390,018	1,482
^,*	Ampio Pharmaceuticals Inc.	3,462,732	1,437
^,*	Neon Therapeutics Inc.	536,388	1,416
*	NantHealth Inc.	883,276	1,404
*	Akorn Inc.	2,492,697	1,399
^,*	Sesen Bio Inc.	2,475,212	1,388
*	ClearPoint Neuro Inc.	383,491	1,373
^,*	PhaseBio Pharmaceuticals Inc.	412,403	1,365
^,*	Proteostasis Therapeutics Inc.	1,195,732	1,363

^,*	Moleculin Biotech Inc.	2,203,334	1,343
*	Assertio Therapeutics Inc.	1,986,395	1,291
*	Five Star Senior Living Inc.	462,308	1,285
^,*	Acorda Therapeutics Inc.	1,366,942	1,275
*	Infinity Pharmaceuticals Inc.	1,491,350	1,249
*	CTI BioPharma Corp.	1,356,188	1,248
*	scPharmaceuticals Inc.	167,208	1,237
*	Galera Therapeutics Inc.	130,020	1,235
^,*	Altimmune Inc.	377,900	1,213
^,*	Kaleido Biosciences Inc.	195,648	1,203
^,*	Conformis Inc.	1,903,523	1,199
^,*	Eloxx Pharmaceuticals Inc.	608,308	1,192
^,*	Sunesis Pharmaceuticals Inc.	2,860,014	1,187
*	Pro-Dex Inc.	72,849	1,179
*	Solid Biosciences Inc.	489,748	1,171
^,*	Vermillion Inc.	1,379,576	1,148
*	Checkpoint Therapeutics Inc.	724,862	1,095
*	Bioanalytical Systems Inc.	331,428	1,080
^,*	Evelo Biosciences Inc.	287,124	1,078
*	Organovo Holdings Inc.	2,598,783	1,066
^,*	Enochian Biosciences Inc.	351,591	1,055
*	Arbutus Biopharma Corp.	1,031,555	1,042
*	Liquidia Technologies Inc.	217,927	1,026
*	Oyster Point Pharma Inc.	29,290	1,025
*	Synlogic Inc.	586,414	1,009
*	Soligenix Inc.	598,911	1,006
*	Cumberland Pharmaceuticals Inc.	275,632	1,001
	Psychemedics Corp.	165,302	1,000
^,*	Milestone Scientific Inc.	791,405	989
^,*	VIVUS Inc.	271,618	978
*	Cerecor Inc.	383,569	951
*	Celcuity Inc.	146,048	949
*	Menlo Therapeutics Inc.	353,454	947
*	IRIDEX Corp.	563,826	908
^,*	Eton Pharmaceuticals Inc.	213,277	874
^,*	Genocea Biosciences Inc.	498,354	857
^,*	Neos Therapeutics Inc.	1,121,410	841
*	IsoRay Inc.	1,581,901	838
*	LogicBio Therapeutics Inc.	167,462	827
^,*	Aquestive Therapeutics Inc.	373,583	818
^,*	Lumos Pharma Inc.	95,553	812
*	Idera Pharmaceuticals Inc.	613,295	810
^,*	Corvus Pharmaceuticals Inc.	382,848	808
^,*	AdaptHealth Corp.	49,712	795
^,*	Leap Therapeutics Inc.	477,317	754
^,*	PolarityTE Inc.	697,780	754
*	Sensus Healthcare Inc.	297,376	743
^,*	Heat Biologics Inc.	1,278,687	729
^,*	Aclaris Therapeutics Inc.	694,097	722
*	Microbot Medical Inc.	129,911	721
^,*	Tocagen Inc.	584,325	713
*	Retractable Technologies Inc.	438,311	684
^,*	Anixa Biosciences Inc.	424,878	676
*	Calyxt Inc.	200,296	667
^,*	ElectroCore Inc.	700,682	666
*	Standard Diversified Inc.	61,049	665
^,*	Baudax Bio Inc.	263,817	654

*	Apollo Endosurgery Inc.	338,627	650
^,*	Oncternal Therapeutics Inc.	214,040	627
*	Mirum Pharmaceuticals Inc.	44,378	621
	Merrimack Pharmaceuticals Inc.	285,294	613
*	Surface Oncology Inc.	323,119	604
^,*	Actinium Pharmaceuticals Inc.	3,033,390	589
*	Beam Therapeutics Inc.	32,391	583
^,*	Novan Inc.	1,219,168	579
*	Curis Inc.	822,614	579
^,*	T2 Biosystems Inc.	885,873	575
*	Celldex Therapeutics Inc.	344,839	572
*	Opiant Pharmaceuticals Inc.	59,635	571
^,*	AquaBounty Technologies Inc.	347,989	567
*	Equillium Inc.	203,300	551
*	Neuronetics Inc.	290,135	548
*	Cabaletta Bio Inc.	74,221	542
*	Miragen Therapeutics Inc.	1,205,649	538
^,*	Bellicum Pharmaceuticals Inc.	114,113	530
*	Axcella Health Inc.	151,058	517
^,*	Quorum Health Corp.	1,125,183	508
*	resTORbio Inc.	491,365	506
^,*	Cohbar Inc.	442,624	505
^,*	Bellerophon Therapeutics Inc.	44,912	492
^,*	Oragenics Inc.	844,227	490
^,*	Vaccinex Inc.	121,573	486
^,*	Arcadia Biosciences Inc.	165,644	472
*	Strata Skin Sciences Inc.	517,774	467
*	Aerpio Pharmaceuticals Inc.	802,614	441
*	Capital Senior Living Corp.	740,585	430
*	aTyr Pharma Inc.	152,825	428
^,*	Zosano Pharma Corp.	745,534	419
^,*	Onconova Therapeutics Inc.	1,350,166	409
^,*	Aytu BioScience Inc.	270,465	406
*	PLx Pharma Inc.	178,053	401
*	Alpine Immune Sciences Inc.	139,028	400
*	Celsion Corp.	437,596	396
^,*	AgeX Therapeutics Inc.	415,268	386
^,*	Teligent Inc.	1,357,779	380
^,*	Eyenovia Inc.	160,888	370
^,*	Adamis Pharmaceuticals Corp.	1,029,133	368
^,*	IMARA Inc.	22,837	366
^,*	vTv Therapeutics Inc. Class A	185,755	355
^,*	Zafgen Inc.	444,733	342
*	Ideaya Biosciences Inc.	77,466	319
*	Endologix Inc.	458,529	317
^,*	Biolase Inc.	815,191	306
^,*	HTG Molecular Diagnostics Inc.	936,812	304
*	Nephros Inc.	48,125	294
*	Conatus Pharmaceuticals Inc.	936,834	291
*	AzurRx BioPharma Inc.	490,181	284
*	Evoke Pharma Inc.	241,002	280
*	DiaMedica Therapeutics Inc.	99,032	277
*	Caladrius Biosciences Inc.	153,833	277
*	KemPharm Inc.	1,194,467	269
^,*	Ekso Bionics Holdings Inc.	93,254	264
^,*	Citius Pharmaceuticals Inc.	435,356	261
*	ImmuCell Corp.	66,289	251

*	Alimera Sciences Inc.	62,517	240
*	TFF Pharmaceuticals Inc.	62,460	240
*	Spring Bank Pharmaceuticals Inc.	255,362	238
*	Allena Pharmaceuticals Inc.	245,176	236
^,*	Cocrystal Pharma Inc.	332,275	236
*	Adial Pharmaceuticals Inc.	176,277	229
*	Tela Bio Inc.	29,229	229
^,*	Trovagene Inc.	216,695	219
^,*	Unum Therapeutics Inc.	400,874	166
^,*	SELLAS Life Sciences Group Inc.	95,483	165
*	Xtant Medical Holdings Inc.	221,928	149
^,*	TransEnterix Inc.	413,267	145
*	Acer Therapeutics Inc.	70,268	140
*	Outlook Therapeutics Inc.	223,704	135
*	Trevi Therapeutics Inc.	32,341	106
*	Helius Medical Technologies Inc.	314,754	104
*	Daxor Corp.	7,608	103
^,*	Obalon Therapeutics Inc.	137,023	99
*	Aptevo Therapeutics Inc.	23,937	88
^,*	Navidea Biopharmaceuticals Inc.	109,561	83
^,*	Second Sight Medical Products Inc.	82,117	82
^,*	Imac Holdings Inc.	38,906	79
*	RA Medical Systems Inc.	65,700	72
*	Fulcrum Therapeutics Inc.	5,870	70
*	Aileron Therapeutics Inc.	199,290	66
*	Passage Bio Inc.	3,874	61
*	American Shared Hospital Services	36,338	56
^,*	Zomedica Pharmaceuticals Corp.	294,779	56
^,*	OncoSec Medical Inc.	38,594	49
*	Seelos Therapeutics Inc.	81,963	40
^,§	Synergy Pharmaceuticals Inc.	5,148,145	33
*	Inmune Bio Inc.	8,450	28
^,*,§ Oncternal Therapeutics Inc. CVR		8,933	18
*	Brickell Biotech Inc.	15,297	18
^,*	Predictive Oncology Inc.	11,228	17
*	PDS Biotechnology Corp.	20,105	15
*	Entasis Therapeutics Holdings Inc.	5,429	14
*	Galena Biopharma Inc Warrants Exp. 03/18/2020	157,500	—
			107,657,973
Industrials (11.9%)
*	PayPal Holdings Inc.	34,429,614	3,296,291
	Accenture plc Class A	18,624,481	3,040,633
	Union Pacific Corp.	20,360,298	2,871,616
	Honeywell International Inc.	20,956,166	2,803,725
	United Technologies Corp.	25,308,542	2,387,355
	Lockheed Martin Corp.	7,028,154	2,382,193
	Boeing Co.	15,676,512	2,337,995
	3M Co.	16,862,532	2,301,904
	Fidelity National Information Services Inc.	18,019,106	2,191,844
	General Electric Co.	256,087,066	2,033,331
	United Parcel Service Inc. Class B	20,548,903	1,919,679
	Caterpillar Inc.	16,207,291	1,880,694
*	Fiserv Inc.	16,941,204	1,609,245
	Automatic Data Processing Inc.	11,421,447	1,561,083
	Northrop Grumman Corp.	4,446,292	1,345,226
	Deere & Co.	9,234,404	1,275,825
	Global Payments Inc.	8,810,241	1,270,701

CSX Corp.	21,800,649	1,249,177
Illinois Tool Works Inc.	8,486,243	1,206,065
Waste Management Inc.	12,445,648	1,151,969
Sherwin-Williams Co.	2,435,702	1,119,254
Norfolk Southern Corp.	7,649,025	1,116,758
Raytheon Co.	8,162,409	1,070,500
General Dynamics Corp.	7,207,948	953,684
Roper Technologies Inc.	3,050,875	951,293
Eaton Corp. plc	12,120,390	941,633
Emerson Electric Co.	17,864,833	851,259
FedEx Corp.	6,886,818	835,096
Verisk Analytics Inc.	4,801,237	669,196
Agilent Technologies Inc.	9,062,571	649,061
Amphenol Corp. Class A	8,695,073	633,697
* CoStar Group Inc.	1,073,671	630,470
Ball Corp.	9,590,244	620,105
PACCAR Inc.	10,143,314	620,061
TE Connectivity Ltd.	9,809,106	617,778
Johnson Controls International plc	22,627,887	610,048
Cummins Inc.	4,494,040	608,134
Waste Connections Inc.	7,734,786	599,446
Paychex Inc.	9,448,252	594,484
Trane Technologies plc	6,992,575	577,517
* Square Inc.	10,175,319	532,983
Fastenal Co.	16,812,892	525,403
Rockwell Automation Inc.	3,386,550	511,064
* Mettler-Toledo International Inc.	714,132	493,115
Parker-Hannifin Corp.	3,768,209	488,850
AMETEK Inc.	6,697,892	482,382
TransDigm Group Inc.	1,489,958	477,070
* FleetCor Technologies Inc.	2,543,459	474,457
Fortive Corp.	8,373,589	462,138
* Keysight Technologies Inc.	5,494,663	459,793
Republic Services Inc.	6,089,726	457,095
Cintas Corp.	2,580,397	446,976
Stanley Black & Decker Inc.	4,458,450	445,845
Vulcan Materials Co.	3,879,654	419,274
Old Dominion Freight Line Inc.	3,158,745	414,617
Kansas City Southern	2,906,821	369,690
TransUnion	5,516,185	365,061
Dover Corp.	4,263,491	357,877
Jack Henry & Associates Inc.	2,255,863	350,200
Martin Marietta Materials Inc.	1,833,251	346,906
Xylem Inc.	5,280,169	343,897
* Waters Corp.	1,888,392	343,782
WW Grainger Inc.	1,343,304	333,811
Expeditors International of Washington Inc.	4,995,350	333,290
Broadridge Financial Solutions Inc.	3,360,397	318,666
* Teledyne Technologies Inc.	1,068,755	317,709
Jacobs Engineering Group Inc.	3,896,981	308,914
IDEX Corp.	2,231,888	308,246
* Zebra Technologies Corp.	1,580,679	290,213
Masco Corp.	8,393,456	290,162
Booz Allen Hamilton Holding Corp.	4,110,328	282,133
* CH Robinson Worldwide Inc.	3,964,361	262,441
Westinghouse Air Brake Technologies Corp.	5,339,685	256,999
Allegion plc	2,724,423	250,701

Avery Dennison Corp.	2,447,926	249,370
* Fair Isaac Corp.	805,279	247,776
Packaging Corp. of America	2,772,889	240,770
Ingersoll Rand Inc.	9,643,909	239,169
Graco Inc.	4,894,834	238,525
* Trimble Inc.	7,299,911	232,356
JB Hunt Transport Services Inc.	2,499,041	230,487
* Crown Holdings Inc.	3,969,808	230,408
* United Rentals Inc.	2,205,355	226,931
Huntington Ingalls Industries Inc.	1,197,295	218,159
Westrock Co.	7,558,246	213,596
Carlisle Cos. Inc.	1,659,629	207,918
Nordson Corp.	1,518,312	205,078
Toro Co.	3,126,268	203,489
Cognex Corp.	4,762,392	201,068
HEICO Corp. Class A	3,108,182	198,613
Lennox International Inc.	1,073,904	195,225
AptarGroup Inc.	1,871,735	186,313
Hubbell Inc.	1,591,360	182,593
Textron Inc.	6,689,120	178,399
Snap-on Inc.	1,607,538	174,932
* Generac Holdings Inc.	1,828,786	170,388
Universal Display Corp.	1,243,165	163,824
Genpact Ltd.	5,558,669	162,313
AO Smith Corp.	4,028,344	152,312
Watsco Inc.	957,035	151,240
Pentair plc	4,941,688	147,065
Donaldson Co. Inc.	3,705,932	143,160
* HD Supply Holdings Inc.	4,864,321	138,293
* Trex Co. Inc.	1,711,855	137,188
Sonoco Products Co.	2,938,814	136,214
BWX Technologies Inc.	2,787,528	135,781
* Sensata Technologies Holding plc	4,659,438	134,798
* WEX Inc.	1,268,194	132,590
Quanta Services Inc.	4,171,282	132,355
* FTI Consulting Inc.	1,101,693	131,950
* XPO Logistics Inc.	2,702,782	131,761
* Aecom	4,387,963	130,981
* Berry Global Group Inc.	3,871,442	130,506
* Stericycle Inc.	2,675,490	129,975
* Euronet Worldwide Inc.	1,503,771	128,903
Oshkosh Corp.	1,999,044	128,599
MDU Resources Group Inc.	5,872,614	126,261
FLIR Systems Inc.	3,930,989	125,359
Lincoln Electric Holdings Inc.	1,796,268	123,943
Owens Corning	3,192,930	123,918
* Arrow Electronics Inc.	2,388,647	123,899
* Axon Enterprise Inc.	1,739,163	123,081
Robert Half International Inc.	3,231,444	121,987
National Instruments Corp.	3,645,077	120,579
ITT Inc.	2,575,756	116,836
* Mercury Systems Inc.	1,629,358	116,238
Curtiss-Wright Corp.	1,249,590	115,475
Knight-Swift Transportation Holdings Inc.	3,497,058	114,704
Armstrong World Industries Inc.	1,422,936	113,010
Tetra Tech Inc.	1,600,119	113,000
Sealed Air Corp.	4,525,868	111,834

* IPG Photonics Corp.	1,013,630	111,783
Landstar System Inc.	1,153,138	110,540
MAXIMUS Inc.	1,873,302	109,026
Exponent Inc.	1,515,739	108,997
Allison Transmission Holdings Inc.	3,315,947	108,133
Graphic Packaging Holding Co.	8,498,463	103,681
MSA Safety Inc.	1,021,326	103,358
Woodward Inc.	1,729,368	102,794
Xerox Holdings Corp.	5,378,254	101,864
EMCOR Group Inc.	1,651,814	101,289
Acuity Brands Inc.	1,158,623	99,248
Jabil Inc.	4,026,148	98,963
Flowserve Corp.	3,846,436	91,891
Hexcel Corp.	2,469,407	91,837
ManpowerGroup Inc.	1,729,436	91,643
Littelfuse Inc.	677,017	90,328
* Paylocity Holding Corp.	1,016,388	89,767
* SiteOne Landscape Supply Inc.	1,214,994	89,448
* Aerojet Rocketdyne Holdings Inc.	2,070,494	86,609
KBR Inc.	4,146,707	85,754
AGCO Corp.	1,773,839	83,814
Tradeweb Markets Inc. Class A	1,929,080	81,099
* AMN Healthcare Services Inc.	1,366,091	78,974
* RBC Bearings Inc.	696,383	78,545
* Novanta Inc.	974,198	77,819
Brink's Co.	1,465,632	76,286
* Clean Harbors Inc.	1,477,896	75,875
* Coherent Inc.	709,621	75,511
Regal Beloit Corp.	1,198,224	75,428
nVent Electric plc	4,469,583	75,402
Avnet Inc.	2,958,609	74,261
Crane Co.	1,500,896	73,814
* Anixter International Inc.	832,264	73,131
Spirit AeroSystems Holdings Inc. Class A	3,041,142	72,775
Simpson Manufacturing Co. Inc.	1,172,882	72,695
MSC Industrial Direct Co. Inc. Class A	1,321,331	72,634
* Kirby Corp.	1,661,044	72,206
* II-VI Inc.	2,530,529	72,120
Eagle Materials Inc.	1,224,821	71,554
* TopBuild Corp.	997,002	71,425
CoreLogic Inc.	2,333,339	71,260
Air Lease Corp.	3,144,785	69,626
John Bean Technologies Corp.	927,983	68,921
Watts Water Technologies Inc. Class A	804,337	68,087
UniFirst Corp.	448,433	67,754
Valmont Industries Inc.	633,765	67,166
Rexnord Corp.	2,960,431	67,113
* Advanced Disposal Services Inc.	2,044,813	67,070
Silgan Holdings Inc.	2,267,213	65,795
Timken Co.	1,990,528	64,374
GATX Corp.	1,024,378	64,085
Universal Forest Products Inc.	1,710,040	63,596
Brady Corp. Class A	1,385,031	62,506
EnerSys	1,235,888	61,201
* Itron Inc.	1,093,464	61,048
* Integer Holdings Corp.	954,399	59,994
Louisiana-Pacific Corp.	3,457,062	59,392

AAON Inc.	1,227,376	59,307
* Fabrinet	1,084,960	59,195
Barnes Group Inc.	1,412,795	59,097
* MasTec Inc.	1,789,660	58,576
ManTech International Corp. Class A	786,112	57,127
* Proto Labs Inc.	747,026	56,871
* Saia Inc.	760,133	55,900
Vishay Intertechnology Inc.	3,855,437	55,557
ESCO Technologies Inc.	720,059	54,660
Franklin Electric Co. Inc.	1,153,317	54,356
Macquarie Infrastructure Corp.	2,145,799	54,181
* Sanmina Corp.	1,949,882	53,193
* ASGN Inc.	1,470,439	51,936
Otter Tail Corp.	1,162,127	51,668
Applied Industrial Technologies Inc.	1,128,742	51,606
* Rogers Corp.	546,446	51,595
* Colfax Corp.	2,601,074	51,501
* Casella Waste Systems Inc.	1,300,066	50,781
* Summit Materials Inc. Class A	3,290,878	49,363
* ExlService Holdings Inc.	945,519	49,195
Belden Inc.	1,332,262	48,068
Federal Signal Corp.	1,761,231	48,046
Werner Enterprises Inc.	1,316,371	47,732
Moog Inc. Class A	943,323	47,666
ABM Industries Inc.	1,956,378	47,657
* Plexus Corp.	847,843	46,258
* TriNet Group Inc.	1,227,492	46,227
World Fuel Services Corp.	1,820,631	45,844
Badger Meter Inc.	851,546	45,643
Kennametal Inc.	2,439,052	45,415
* Ambarella Inc.	921,385	44,742
Trinity Industries Inc.	2,698,886	43,371
Albany International Corp.	902,263	42,704
* SPX Corp.	1,290,683	42,128
* Hub Group Inc. Class A	922,939	41,966
* Builders FirstSource Inc.	3,398,300	41,561
Forward Air Corp.	817,253	41,394
Insperity Inc.	1,107,258	41,301
Ryder System Inc.	1,560,736	41,266
* Kratos Defense & Security Solutions Inc.	2,957,886	40,937
* Gibraltar Industries Inc.	947,390	40,662
HEICO Corp.	542,012	40,440
Alliance Data Systems Corp.	1,198,601	40,333
Korn Ferry	1,632,216	39,696
Advanced Drainage Systems Inc.	1,310,484	38,581
* AeroVironment Inc.	632,818	38,577
EVERTEC Inc.	1,678,216	38,146
Matson Inc.	1,242,175	38,035
Cubic Corp.	916,120	37,845
Triton International Ltd.	1,462,546	37,836
McGrath RentCorp	714,650	37,433
Comfort Systems USA Inc.	1,021,568	37,338
Mueller Industries Inc.	1,550,279	37,114
Mueller Water Products Inc. Class A	4,587,436	36,745
KEMET Corp.	1,512,608	36,545
ICF International Inc.	522,198	35,875
* SPX FLOW Inc.	1,249,976	35,524

*	Knowles Corp.	2,654,003	35,511
*	OSI Systems Inc.	506,038	34,876
*	Masonite International Corp.	730,811	34,677
*	BMC Stock Holdings Inc.	1,938,804	34,375
	Mobile Mini Inc.	1,293,396	33,926
*	Beacon Roofing Supply Inc.	2,002,342	33,119
	Altra Industrial Motion Corp.	1,886,409	32,993
	O-I Glass Inc.	4,557,626	32,405
	Schneider National Inc. Class B	1,657,423	32,055
	Deluxe Corp.	1,235,912	32,047
	Helios Technologies Inc.	843,724	31,994
*	Allegheny Technologies Inc.	3,710,354	31,538
*	CBIZ Inc.	1,507,317	31,533
	Kaman Corp.	818,809	31,500
	Rush Enterprises Inc. Class A	964,739	30,794
	Greif Inc. Class A	990,274	30,788
*	Huron Consulting Group Inc.	666,407	30,228
*	Air Transport Services Group Inc.	1,640,250	29,984
*	TriMas Corp.	1,292,665	29,861
*	Sykes Enterprises Inc.	1,100,273	29,839
	Covanta Holding Corp.	3,481,935	29,771
*	Enerpac Tool Group Corp. Class A	1,745,017	28,880
	Lindsay Corp.	314,046	28,760
	Terex Corp.	2,001,038	28,735
*	Atkore International Group Inc.	1,363,547	28,730
	Alamo Group Inc.	323,415	28,713
	Fluor Corp.	4,131,055	28,546
*	TTM Technologies Inc.	2,752,249	28,458
	Tennant Co.	481,540	27,905
*	WESCO International Inc.	1,208,876	27,623
	CSW Industrials Inc.	421,598	27,341
	Boise Cascade Co.	1,139,538	27,098
	Methode Electronics Inc.	1,019,747	26,952
*	Pluralsight Inc. Class A	2,387,815	26,218
*	Verra Mobility Corp. Class A	3,664,218	26,163
^	Cimpress plc	489,928	26,064
	Mesa Laboratories Inc.	114,222	25,824
*	MACOM Technology Solutions Holdings Inc.	1,352,810	25,609
^,*	Virgin Galactic Holdings Inc.	1,710,461	25,281
*	Installed Building Products Inc.	614,202	24,488
*	Vicor Corp.	543,797	24,221
	Encore Wire Corp.	575,979	24,185
*	Navistar International Corp.	1,455,922	24,008
	Heartland Express Inc.	1,264,290	23,478
	Douglas Dynamics Inc.	658,254	23,375
	EnPro Industries Inc.	586,754	23,224
*	FARO Technologies Inc.	509,494	22,672
*	Dycom Industries Inc.	882,924	22,647
^,*	Livent Corp.	4,267,988	22,407
	Astec Industries Inc.	634,685	22,195
	Marten Transport Ltd.	1,059,952	21,750
	Kadant Inc.	290,159	21,660
*	Cardtronics plc Class A	1,033,378	21,618
	AZZ Inc.	766,714	21,560
	Benchmark Electronics Inc.	1,072,586	21,441
	Raven Industries Inc.	995,469	21,134
	US Ecology Inc.	693,338	21,077

*	Cardlytics Inc.	601,630	21,033
	Granite Construction Inc.	1,383,353	20,999
	CTS Corp.	829,391	20,644
	Primoris Services Corp.	1,255,275	19,959
	TTEC Holdings Inc.	537,171	19,725
*	Atlas Air Worldwide Holdings Inc.	761,095	19,537
^	Maxar Technologies Inc.	1,758,860	18,785
*	JELD-WEN Holding Inc.	1,930,223	18,781
*	Parsons Corp.	580,016	18,537
*	GMS Inc.	1,162,568	18,287
^,*	CryoPort Inc.	1,047,629	17,883
	Standex International Corp.	361,164	17,704
*	Resideo Technologies Inc.	3,653,145	17,681
	Patrick Industries Inc.	627,051	17,658
	AAR Corp.	980,868	17,420
	International Seaways Inc.	723,296	17,280
	Greenbrier Cos. Inc.	956,983	16,977
*	Evo Payments Inc. Class A	1,082,143	16,557
*	Aegion Corp.	909,338	16,304
*	Harsco Corp.	2,306,628	16,077
	Columbus McKinnon Corp.	629,197	15,730
	Apogee Enterprises Inc.	742,890	15,467
	Argan Inc.	441,587	15,266
*	SEACOR Holdings Inc.	557,054	15,018
	Gorman-Rupp Co.	481,041	15,013
	Kforce Inc.	585,811	14,979
	Griffon Corp.	1,154,121	14,600
^	ADT Inc.	3,311,310	14,305
*	TrueBlue Inc.	1,107,683	14,134
*	Vectrus Inc.	328,827	13,617
	H&E Equipment Services Inc.	917,519	13,469
*	Great Lakes Dredge & Dock Corp.	1,620,980	13,454
*	Veeco Instruments Inc.	1,403,653	13,433
*	Thermon Group Holdings Inc.	887,307	13,372
	Cass Information Systems Inc.	378,389	13,304
*	PGT Innovations Inc.	1,577,755	13,237
*	Repay Holdings Corp.	905,812	12,998
	Ennis Inc.	677,572	12,725
*	Conduent Inc.	5,092,357	12,476
	MTS Systems Corp.	550,819	12,393
	ArcBest Corp.	702,517	12,308
*	Evolent Health Inc. Class A	2,205,711	11,977
*	Echo Global Logistics Inc.	696,051	11,889
	Spartan Motors Inc.	910,844	11,759
^,*	NV5 Global Inc.	280,957	11,601
	Heidrick & Struggles International Inc.	514,314	11,572
	Hyster-Yale Materials Handling Inc.	288,442	11,564
*	MYR Group Inc.	415,596	10,884
	Kelly Services Inc. Class A	850,977	10,799
	Park Aerospace Corp.	847,061	10,673
	Wabash National Corp.	1,468,299	10,601
^,*	Bill.Com Holdings Inc.	306,319	10,476
^,*	ShotSpotter Inc.	370,696	10,187
*	UFP Technologies Inc.	248,612	9,470
*	CIRCOR International Inc.	810,054	9,421
	Triumph Group Inc.	1,390,687	9,401
	Hurco Cos. Inc.	322,830	9,394

	Quanex Building Products Corp.	929,190	9,366
*	Transcat Inc.	353,116	9,358
	Resources Connection Inc.	846,347	9,284
*	Gates Industrial Corp. plc	1,235,437	9,118
	Myers Industries Inc.	839,651	9,026
*	Construction Partners Inc. Class A	527,796	8,914
*	Manitowoc Co. Inc.	1,035,647	8,803
*	Northwest Pipe Co.	383,902	8,542
	Miller Industries Inc.	294,287	8,322
*	Cornerstone Building Brands Inc.	1,807,777	8,243
	Omega Flex Inc.	97,647	8,241
*	Energy Recovery Inc.	1,103,102	8,207
*	US Concrete Inc.	451,964	8,199
	Barrett Business Services Inc.	206,543	8,187
	NVE Corp.	155,199	8,075
*	Tutor Perini Corp.	1,185,202	7,965
*	Ducommun Inc.	313,428	7,789
*	Luna Innovations Inc.	1,246,672	7,667
*	Kimball Electronics Inc.	698,881	7,632
*	Heritage-Crystal Clean Inc.	457,541	7,430
*	Cross Country Healthcare Inc.	1,090,176	7,348
*	Donnelley Financial Solutions Inc.	1,337,440	7,048
*	Sterling Construction Co. Inc.	741,365	7,043
*	CAI International Inc.	490,386	6,934
	CRA International Inc.	207,497	6,932
	Daktronics Inc.	1,395,187	6,878
*	Willdan Group Inc.	321,579	6,872
	Insteel Industries Inc.	507,056	6,719
^,*	GreenSky Inc. Class A	1,697,022	6,483
	Powell Industries Inc.	234,793	6,027
*	Universal Technical Institute Inc.	1,008,792	6,002
*	Astronics Corp.	637,603	5,853
*	I3 Verticals Inc. Class A	298,571	5,700
	Allied Motion Technologies Inc.	239,777	5,683
*	Foundation Building Materials Inc.	542,185	5,579
*	Ranpak Holdings Corp. Class A	881,479	5,518
*	DXP Enterprises Inc.	449,150	5,507
*	Vishay Precision Group Inc.	271,246	5,447
*	Team Inc.	825,602	5,366
*	Overseas Shipholding Group Inc. Class A	2,354,690	5,345
^,*	Eagle Bulk Shipping Inc.	2,809,776	5,198
	Global Water Resources Inc.	504,655	5,142
*	Franklin Covey Co.	328,803	5,110
*	CyberOptics Corp.	297,442	5,089
*	Napco Security Technologies Inc.	335,202	5,085
1	LSI Industries Inc.	1,308,474	4,946
	Park-Ohio Holdings Corp.	259,154	4,908
*	Radiant Logistics Inc.	1,264,309	4,893
	Preformed Line Products Co.	97,869	4,877
*	Gencor Industries Inc.	454,045	4,767
*	Aspen Aerogels Inc.	772,043	4,740
*	CECO Environmental Corp.	1,009,897	4,716
*	LB Foster Co. Class A	379,831	4,695
	VSE Corp.	277,005	4,540
	Graham Corp.	351,529	4,535
^,*	Asure Software Inc.	715,588	4,265
*	Blue Bird Corp.	389,361	4,256

*	Information Services Group Inc.	1,628,488	4,185
*	Modine Manufacturing Co.	1,280,422	4,161
^,*	Alpha Pro Tech Ltd.	338,368	4,087
*	DHI Group Inc	1,842,722	3,980
*	Orion Energy Systems Inc.	1,066,169	3,945
*	Acacia Research Corp.	1,727,316	3,835
*	Intevac Inc.	929,916	3,803
*	IES Holdings Inc.	212,930	3,758
*	Lawson Products Inc.	136,932	3,659
*	IntriCon Corp.	306,882	3,612
*	Forterra Inc.	595,526	3,561
^	Advanced Emissions Solutions Inc.	534,255	3,510
	Eastern Co.	179,269	3,496
	United States Lime & Minerals Inc.	47,177	3,484
*	Veritiv Corp.	434,094	3,412
*	Mistras Group Inc.	800,561	3,410
*	GP Strategies Corp.	505,640	3,292
*	Era Group Inc.	612,810	3,266
*	Covenant Transportation Group Inc. Class A	375,643	3,257
^,*	Workhorse Group Inc.	1,753,644	3,174
^,*	Paysign Inc.	602,949	3,111
*	Lydall Inc.	469,184	3,031
*	ServiceSource International Inc.	3,442,145	3,018
	REV Group Inc.	711,086	2,965
*	Sharps Compliance Corp.	370,022	2,938
	Bel Fuse Inc.	298,527	2,908
	BG Staffing Inc.	377,892	2,827
*,1	Perma-Pipe International Holdings Inc.	454,156	2,825
	Universal Logistics Holdings Inc.	205,109	2,687
^,*	EVI Industries Inc.	169,555	2,676
*	Willis Lease Finance Corp.	97,108	2,583
*	Twin Disc Inc.	358,205	2,500
*	Hill International Inc.	1,708,753	2,478
*	Concrete Pumping Holdings Inc.	857,449	2,452
*	IEC Electronics Corp.	391,391	2,325
*	PRGX Global Inc.	825,981	2,313
*	Goldfield Corp.	812,034	2,306
*	General Finance Corp.	364,620	2,275
	Titan International Inc.	1,419,716	2,201
*	Ultralife Corp.	422,231	2,196
^,*	ExOne Co.	341,313	2,181
^	Briggs & Stratton Corp.	1,178,569	2,133
*	Manitex International Inc.	512,122	2,115
*	Orion Group Holdings Inc.	792,966	2,062
*	US Xpress Enterprises Inc. Class A	602,647	2,013
*	LGL Group Inc.	224,760	2,007
*	InnerWorkings Inc.	1,686,933	1,974
*	Turtle Beach Corp.	315,828	1,971
*	StarTek Inc.	520,778	1,958
^,*	Research Frontiers Inc.	808,942	1,893
	NN Inc.	1,072,899	1,856
^	RR Donnelley & Sons Co.	1,908,393	1,829
	Quad/Graphics Inc.	718,815	1,811
*	Frequency Electronics Inc.	192,502	1,759
*	PAM Transportation Services Inc.	56,754	1,745
*	Daseke Inc.	1,236,245	1,731
^,*	YRC Worldwide Inc.	1,017,816	1,710

*	Commercial Vehicle Group Inc.	1,113,179	1,681
*	Target Hospitality Corp.	841,041	1,674
*	Mayville Engineering Co. Inc.	268,889	1,648
^,*	Wrap Technologies Inc.	374,256	1,594
*	BlueLinx Holdings Inc.	321,145	1,590
*	Perma-Fix Environmental Services	285,628	1,488
*	Select Interior Concepts Inc. Class A	709,855	1,469
*	PFSweb Inc.	404,879	1,215
	Richardson Electronics Ltd.	294,196	1,127
*	MTBC Inc.	191,857	1,055
*	Horizon Global Corp.	556,734	1,041
^,*	Coda Octopus Group Inc.	183,468	1,029
*	Issuer Direct Corp.	110,816	986
*	CPI Aerostructures Inc.	436,504	982
^,*	Nesco Holdings Inc.	298,528	979
	RF Industries Ltd.	245,831	976
*	Houston Wire & Cable Co.	433,061	948
^,*	Babcock & Wilcox Enterprises Inc.	918,791	937
*	Innovative Solutions & Support Inc.	286,530	914
*	DLH Holdings Corp.	210,584	887
*	Armstrong Flooring Inc.	582,389	833
	ARC Document Solutions Inc.	997,830	808
*	Air Industries Group	747,231	792
*	HireQuest Inc.	126,706	756
	Espey Manufacturing & Electronics Corp.	36,520	662
	Greif Inc. Class B	16,527	662
*	Vertex Energy Inc.	1,091,322	655
*	CUI Global Inc.	688,520	614
^,*	Aqua Metals Inc.	1,348,801	607
^,*	Hudson Technologies Inc.	872,556	602
^,*	Odyssey Marine Exploration Inc.	167,947	563
*	Verb Technology Co. Inc.	430,834	543
	Hudson Global Inc.	63,373	542
*	Broadwind Energy Inc.	380,668	533
^,*	Energous Corp.	704,229	523
*	Charah Solutions Inc.	286,337	490
^,*	MicroVision Inc.	2,706,192	467
*	Volt Information Sciences Inc.	572,256	464
*	USA Truck Inc.	139,872	443
*	Limbach Holdings Inc.	149,531	426
*	Air T Inc.	32,804	415
*	Perceptron Inc.	139,462	402
	AMCON Distributing Co.	6,102	384
^,*	Applied DNA Sciences Inc.	88,084	354
*	LightPath Technologies Inc. Class A	292,810	313
	Patriot Transportation Holding Inc.	30,987	292
*	Wireless Telecom Group Inc.	305,882	291
*	Image Sensing Systems Inc.	79,211	287
*	Huttig Building Products Inc.	400,145	280
*	SIFCO Industries Inc.	119,551	265
*	FreightCar America Inc.	276,496	257
	Chicago Rivet & Machine Co.	11,238	238
	Rush Enterprises Inc. Class B	7,769	237
*	Ballantyne Strong Inc.	124,748	213
^,*	Rubicon Technology Inc.	27,849	209
^,*	Capstone Turbine Corp.	164,075	197
*	eMagin Corp.	915,968	196

*	Jewett-Cameron Trading Co. Ltd.	32,900	178
*	Steel Connect Inc.	234,543	176
*	ClearSign Technologies Corp.	240,083	173
*	Usio Inc.	142,603	161
*	ALJ Regional Holdings Inc.	266,005	160
*	Boxlight Corp. Class A	268,979	153
*	Pioneer Power Solutions Inc.	90,658	141
^,*	Digital Ally Inc.	151,478	129
*	ENGlobal Corp.	172,651	128
^,*	Lightbridge Corp.	59,325	116
*	Continental Materials Corp.	9,241	83
*	Fuel Tech Inc.	189,010	76
	Amcor plc	5,144	42
*	Tecogen Inc.	38,496	36
	Servotronics Inc.	5,014	34
*	Quest Resource Holding Corp.	25,955	30
*	Hoth Therapeutics Inc.	8,642	26
*	Summit Wireless Technologies Inc.	67,677	23
*	Sypris Solutions Inc.	35,375	22
	Bel Fuse Inc. Class A	2,976	21
*	Air T Inc. Warrants Exp. 06/07/2020	90,675	6
*	Polar Power Inc.	5,108	6
*,§	Patriot National Inc.	129,819	—
			87,943,172
Oil & Gas (2.5%)
	Exxon Mobil Corp.	124,075,753	4,711,156
	Chevron Corp.	55,444,537	4,017,511
	ConocoPhillips	32,176,357	991,032
	Kinder Morgan Inc.	56,451,759	785,808
	Phillips 66	13,030,973	699,112
	EOG Resources Inc.	17,060,897	612,827
	Schlumberger Ltd.	40,707,590	549,145
	Valero Energy Corp.	12,041,689	546,211
	Williams Cos. Inc.	35,537,334	502,853
	Marathon Petroleum Corp.	19,038,314	449,685
	Pioneer Natural Resources Co.	4,857,106	340,726
	Occidental Petroleum Corp.	26,219,159	303,618
*	Hess Corp.	8,049,546	268,050
	ONEOK Inc.	12,116,399	264,259
	Concho Resources Inc.	5,902,572	252,925
*	Cheniere Energy Inc.	6,716,910	225,016
	Cabot Oil & Gas Corp.	11,956,472	205,532
	Baker Hughes Co.	19,044,630	199,969
	Halliburton Co.	24,496,864	167,804
	Diamondback Energy Inc.	4,700,256	123,147
	National Oilwell Varco Inc.	11,371,593	111,783
	HollyFrontier Corp.	4,268,749	104,627
	Noble Energy Inc.	14,026,740	84,722
*	Enphase Energy Inc.	2,511,671	81,102
*	First Solar Inc.	2,165,215	78,078
	Marathon Oil Corp.	23,514,877	77,364
	Devon Energy Corp.	10,718,870	74,067
	Arcosa Inc.	1,415,358	56,246
	EQT Corp.	7,494,720	52,988
	Parsley Energy Inc. Class A	8,829,012	50,590
	Cimarex Energy Co.	2,990,527	50,331
	Helmerich & Payne Inc.	3,039,568	47,569

	Targa Resources Corp.	6,880,512	47,544
	Apache Corp.	11,108,086	46,432
*	WPX Energy Inc.	12,168,611	37,114
	Delek US Holdings Inc.	2,181,082	34,374
*	Dril-Quip Inc.	1,072,062	32,698
^,*	Plug Power Inc.	8,879,590	31,434
*	Chart Industries Inc.	1,047,443	30,355
	Equitrans Midstream Corp.	5,959,592	29,977
^	Murphy Oil Corp.	4,378,967	26,843
*	Southwestern Energy Co.	15,792,324	26,689
^,*	Renewable Energy Group Inc.	1,074,984	22,069
	PBF Energy Inc. Class A	2,962,745	20,976
*	CNX Resources Corp.	3,804,616	20,241
^,*	Transocean Ltd.	17,234,504	19,992
*	PDC Energy Inc.	2,839,248	17,632
^	Antero Midstream Corp.	8,157,979	17,132
	Archrock Inc.	4,416,342	16,605
^	Continental Resources Inc.	2,171,349	16,589
*	NOW Inc.	3,197,313	16,498
	Cactus Inc.	1,382,974	16,042
	CVR Energy Inc.	898,940	14,859
^	Range Resources Corp.	6,225,631	14,194
*	Magnolia Oil & Gas Corp. Class A	3,461,410	13,846
	Core Laboratories NV	1,297,590	13,417
^,*	Apergy Corp.	2,276,918	13,092
*	TPI Composites Inc.	875,271	12,937
	Patterson-UTI Energy Inc.	5,467,635	12,849
^,*	SunPower Corp. Class A	2,403,679	12,187
^,*	Chesapeake Energy Corp.	57,821,020	9,986
*	MRC Global Inc.	2,296,421	9,783
^	DMC Global Inc	404,084	9,298
*	Ameresco Inc. Class A	519,268	8,843
^,*	FuelCell Energy Inc.	5,734,406	8,659
*	Oceaneering International Inc.	2,934,366	8,627
^,*	Matador Resources Co.	3,179,077	7,884
*	Par Pacific Holdings Inc.	1,087,727	7,723
*	REX American Resources Corp.	162,211	7,544
*	Trecora Resources	1,154,217	6,868
	Brigham Minerals Inc. Class A	817,674	6,762
*	Helix Energy Solutions Group Inc.	4,087,822	6,704
*	Tidewater Inc.	942,558	6,673
*	Matrix Service Co.	692,381	6,557
*	ProPetro Holding Corp.	2,496,160	6,240
^,*	Callon Petroleum Co.	11,059,022	6,059
*	Bonanza Creek Energy Inc.	519,829	5,848
^,*	Antero Resources Corp.	7,511,527	5,355
^,*	Northern Oil and Gas Inc.	8,070,223	5,351
*	Select Energy Services Inc. Class A	1,637,595	5,289
*	NexTier Oilfield Solutions Inc.	4,466,350	5,226
	Green Plains Inc.	1,021,395	4,954
	Solaris Oilfield Infrastructure Inc. Class A	860,268	4,516
	Liberty Oilfield Services Inc. Class A	1,616,501	4,348
*	Exterran Corp.	905,914	4,348
^,*	W&T Offshore Inc.	2,529,883	4,301
	Berry Corp.	1,725,826	4,159
	SM Energy Co.	3,286,168	4,009
	Nabors Industries Ltd.	10,107,279	3,943

^,*	Diamond Offshore Drilling Inc.	1,958,355	3,584
^	RPC Inc.	1,678,674	3,458
*	American Superconductor Corp.	611,757	3,352
*	Oil States International Inc.	1,564,156	3,175
*	Oasis Petroleum Inc.	8,952,150	3,133
*	Talos Energy Inc.	534,992	3,076
^,*	Valaris plc Class A	5,724,561	2,577
*	Geospace Technologies Corp.	401,682	2,571
*	Contango Oil & Gas Co.	1,698,422	2,548
^,*	Tellurian Inc.	2,767,007	2,501
^,*	Denbury Resources Inc.	13,421,500	2,478
*	SEACOR Marine Holdings Inc.	549,241	2,406
*	Newpark Resources Inc.	2,545,919	2,284
	QEP Resources Inc.	6,802,772	2,276
*	Laredo Petroleum Inc.	5,418,885	2,058
	Falcon Minerals Corp.	918,900	1,976
*	Gulfport Energy Corp.	4,320,469	1,921
^,*	Noble Corp. plc	7,133,017	1,855
^,*	Whiting Petroleum Corp.	2,518,605	1,688
*	Flotek Industries Inc.	1,892,315	1,684
	Evolution Petroleum Corp.	633,497	1,653
*	Natural Gas Services Group Inc.	365,316	1,629
*	Gulf Island Fabrication Inc.	540,255	1,621
*	PrimeEnergy Resources Corp.	21,616	1,600
*	Centennial Resource Development Inc. Class A	5,858,673	1,541
^,*	Altus Midstream Co. Class A	2,048,939	1,537
*	Penn Virginia Corp.	478,654	1,479
	Adams Resources & Energy Inc.	61,593	1,447
^,*	California Resources Corp.	1,338,196	1,338
	Panhandle Oil and Gas Inc. Class A	352,515	1,301
*	VAALCO Energy Inc.	1,411,904	1,274
*	Goodrich Petroleum Corp.	265,810	1,132
^,*	Montage Resources Corp.	492,406	1,108
*	TETRA Technologies Inc.	3,415,280	1,093
^,*	Extraction Oil & Gas Inc.	2,112,129	891
*	SandRidge Energy Inc.	959,542	863
^,*	Ring Energy Inc.	1,214,955	800
*	Earthstone Energy Inc. Class A	441,335	777
*	Ranger Energy Services Inc.	167,815	681
^,*	Abraxas Petroleum Corp.	4,761,451	576
*	HighPoint Resources Corp.	3,029,949	576
^,*	Covia Holdings Corp.	944,310	540
^,*	Smart Sand Inc.	511,406	532
^,*	Torchlight Energy Resources Inc.	1,284,189	505
^,*	Chaparral Energy Inc. Class A	1,059,360	498
*	SilverBow Resources Inc.	191,149	472
*	Dawson Geophysical Co.	476,758	464
	Amplify Energy Corp.	772,672	437
*	Mitcham Industries Inc.	333,773	417
*	KLX Energy Services Holdings Inc.	588,372	412
*	ION Geophysical Corp.	314,750	400
*	Epsilon Energy Ltd.	145,769	389
^,*	Infrastructure and Energy Alternatives Inc.	187,458	377
*	Forum Energy Technologies Inc.	2,020,961	358
^,*	Unit Corp.	1,280,836	333
^,*	American Resources Corp. Class A	296,782	309
^,*	Nine Energy Service Inc.	328,770	266

*	Pacific Ethanol Inc.	980,570	255
^,*	Lilis Energy Inc.	1,289,300	223
*	US Well Services Inc.	739,453	222
*	FTS International Inc.	869,610	194
*	Quintana Energy Services Inc.	221,242	192
*	Lonestar Resources US Inc. Class A	458,790	190
^,*	Taronis Fuels Inc.	1,758,200	185
^,*	Gevo Inc.	192,158	158
^,*	Zion Oil & Gas Inc.	831,368	147
^	Mammoth Energy Services Inc.	194,314	145
*	NCS Multistage Holdings Inc.	178,351	114
	Independence Contract Drilling Inc.	52,565	74
*	Superior Drilling Products Inc.	187,537	65
^,*	Enservco Corp.	529,212	62
^,*	Taronis Technologies Inc.	351,640	56
*	Aemetis Inc.	104,265	54
*	Rosehill Resources Inc.	103,433	42
	TechnipFMC plc	5,981	40
^,*	PEDEVCO Corp.	42,749	37
^,*	Talos Energy Inc. Warrants Exp. 02/28/2021	116,107	13
*	Tidewater Inc. Class A	8,839	8
^,*	Alta Mesa Resources Inc. Class A	2,645,853	8
*	Tidewater Inc. Class B	9,555	6
^,*	Houston American Energy Corp.	38,447	5
^,*,§ Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020		33,839	1
*,§	Jones Energy Inc. Class A	782	—
*	McDermott International Inc.	120	—
^,*,§ Harvest Natural Resources Inc.		51,829	—
*,§	Rex Energy Corp.	302	—
			17,991,050
Other (0.0%)2
*,§	Spirit MTA REIT	2,854,330	2,191
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	2,021,007	1,779
^,*,§ Tobira Therapeutics CVR Exp. 12/31/2028		201,001	911
*,§	A Schulman Inc. CVR	659,182	285
*,§	New York REIT Liquidating LLC	19,100	246
*,§	Ocera Therapeutics CVR Line	653,477	176
*,§	Corium CVR	782,067	141
*,§	NewStar Financial Inc. CVR	551,185	133
*,§	Ambit Biosciences Corp. CVR	201,330	121
*,§	Media General Inc. CVR	2,351,934	91
*,§	OncoMed Pharmaceuticals Inc. CVR	255,777	67
*	Kadmon Warrants Exp. 09/29/2022	169,257	57
*,§	Omthera Pharmeceuticals Rights	121,311	36
*,§	Social Reality Inc.	148,260	27
*,§	Aratana Therapeutics Inc. CVR	575,457	15
*,§	Alexza Pharmaceuticals Inc. CVR	327,391	12
*,§	SEVENTY SEVEN ENERGY Inc.	7,222	1
*,§	OncoMed Pharmaceuticals Inc. CVR (XNGS)	40,724	—
*,§	Clinical Data CVR	216,285	—
^,*,§ Biosante Pharmaceutical Inc. CVR		253,823	—
*,§	NuPathe Inc. CVR	158,681	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	157,660	—
			6,289
Technology (24.2%)
	Microsoft Corp.	223,668,268	35,274,723

Apple Inc.	117,244,991	29,814,229
* Facebook Inc. Class A	70,555,466	11,768,652
* Alphabet Inc. Class A	8,788,515	10,211,815
* Alphabet Inc. Class C	8,558,938	9,952,419
Intel Corp.	127,539,753	6,902,451
Cisco Systems Inc.	124,388,631	4,889,717
* Adobe Inc.	14,189,980	4,515,819
NVIDIA Corp.	17,045,716	4,493,251
* salesforce.com Inc.	24,424,741	3,516,674
Oracle Corp.	62,553,921	3,023,231
International Business Machines Corp.	25,969,548	2,880,802
Texas Instruments Inc.	27,410,123	2,739,094
Broadcom Inc.	11,048,698	2,619,646
QUALCOMM Inc.	33,477,730	2,264,768
Intuit Inc.	7,249,568	1,667,401
* ServiceNow Inc.	5,527,608	1,584,102
* Advanced Micro Devices Inc.	32,642,873	1,484,598
* Micron Technology Inc.	32,453,357	1,364,988
Applied Materials Inc.	27,077,970	1,240,713
L3Harris Technologies Inc.	6,477,722	1,166,767
Lam Research Corp.	4,252,291	1,020,550
* Autodesk Inc.	6,435,181	1,004,532
Analog Devices Inc.	10,797,015	967,952
HP Inc.	43,441,564	754,146
Cognizant Technology Solutions Corp. Class A	16,056,507	746,146
Motorola Solutions Inc.	5,020,898	667,378
KLA Corp.	4,624,910	664,785
* Workday Inc. Class A	4,805,786	625,809
* Veeva Systems Inc. Class A	3,854,553	602,736
Xilinx Inc.	7,371,307	574,520
* ANSYS Inc.	2,466,274	573,335
* Splunk Inc.	4,522,128	570,828
* Synopsys Inc.	4,400,631	566,757
* VeriSign Inc.	3,096,846	557,711
Cerner Corp.	8,740,436	550,560
* Cadence Design Systems Inc.	8,218,993	542,782
* Twitter Inc.	21,608,290	530,700
Citrix Systems Inc.	3,622,851	512,815
^ Microchip Technology Inc.	7,001,886	474,728
* RingCentral Inc. Class A	2,191,568	464,415
Corning Inc.	22,554,066	463,260
* Palo Alto Networks Inc.	2,725,295	446,839
Skyworks Solutions Inc.	4,993,209	446,293
Marvell Technology Group Ltd.	19,544,769	442,298
* Fortinet Inc.	4,258,278	430,810
* IAC/InterActiveCorp	2,308,886	413,822
* Akamai Technologies Inc.	4,497,509	411,477
CDW Corp.	4,211,545	392,811
Maxim Integrated Products Inc.	7,927,326	385,347
* Okta Inc.	3,126,173	382,206
* DocuSign Inc. Class A	4,126,048	381,247
Leidos Holdings Inc.	4,147,439	380,113
Hewlett Packard Enterprise Co.	37,913,370	368,139
Western Digital Corp.	8,279,989	344,613
* Tyler Technologies Inc.	1,140,236	338,148
* Snap Inc.	28,369,251	337,310
* Twilio Inc.	3,654,777	327,066

	Seagate Technology plc	6,538,918	319,099
*	Arista Networks Inc.	1,566,424	317,279
	NortonLifeLock Inc.	16,423,393	307,282
*	Paycom Software Inc.	1,454,540	293,832
*	GoDaddy Inc. Class A	5,005,904	285,887
*	EPAM Systems Inc.	1,531,544	284,346
	NetApp Inc.	6,688,974	278,863
	SS&C Technologies Holdings Inc.	6,281,472	275,254
*	Qorvo Inc.	3,399,403	274,094
*	VMware Inc. Class A	2,252,688	272,800
	Teradyne Inc.	4,904,257	265,664
*	Coupa Software Inc.	1,840,703	257,201
	Cypress Semiconductor Corp.	10,837,787	252,737
*	Gartner Inc.	2,489,851	247,914
*	Black Knight Inc.	4,162,115	241,652
*	Dell Technologies Inc. Class C	6,096,670	241,123
*	Zendesk Inc.	3,283,927	210,204
	Monolithic Power Systems Inc.	1,208,034	202,297
*	Guidewire Software Inc.	2,414,869	191,523
*	Aspen Technology Inc.	1,998,768	190,023
*	F5 Networks Inc.	1,779,669	189,766
*	MongoDB Inc.	1,380,085	188,437
	Juniper Networks Inc.	9,800,022	187,572
*	PTC Inc.	3,041,098	186,146
^,*	Slack Technologies Inc. Class A	6,848,530	183,815
*	Ciena Corp.	4,526,334	180,193
	Entegris Inc.	3,943,625	176,556
*	Proofpoint Inc.	1,651,804	169,459
*	HubSpot Inc.	1,192,287	158,801
*	Lumentum Holdings Inc.	2,149,932	158,450
*	CACI International Inc. Class A	733,102	154,794
*	ON Semiconductor Corp.	12,051,655	149,923
*	Ceridian HCM Holding Inc.	2,949,152	147,664
*	Avalara Inc.	1,917,430	143,040
*	Pinterest Inc. Class A	8,991,913	138,835
*	Nuance Communications Inc.	8,260,542	138,612
*	Tech Data Corp.	1,035,412	135,484
	MKS Instruments Inc.	1,594,602	129,880
*	Alteryx Inc. Class A	1,364,638	129,873
*	Five9 Inc.	1,692,556	129,413
	Science Applications International Corp.	1,689,124	126,059
*	RealPage Inc.	2,351,989	124,491
*	Smartsheet Inc. Class A	2,906,768	120,660
	LogMeIn Inc.	1,424,533	118,635
	CDK Global Inc.	3,550,587	116,637
*	Dropbox Inc. Class A	6,309,241	114,197
^,*	Zscaler Inc.	1,872,374	113,953
*	Cree Inc.	3,158,130	111,987
*	Cirrus Logic Inc.	1,691,934	111,042
*	Silicon Laboratories Inc.	1,270,407	108,505
*	Inphi Corp.	1,336,808	105,835
*	Everbridge Inc.	989,335	105,226
^,*	Match Group Inc.	1,541,061	101,772
	J2 Global Inc.	1,351,190	101,137
	Cogent Communications Holdings Inc.	1,233,012	101,070
	DXC Technology Co.	7,507,897	97,978
	Cabot Microelectronics Corp.	851,021	97,136

*	Manhattan Associates Inc.	1,873,497	93,338
*	Anaplan Inc.	2,898,597	87,712
	SYNNEX Corp.	1,196,423	87,459
*	Verint Systems Inc.	1,940,966	83,462
*	Qualys Inc.	958,732	83,400
*	Pure Storage Inc. Class A	6,765,226	83,212
	Pegasystems Inc.	1,161,375	82,725
*	Nutanix Inc.	5,108,119	80,708
	Blackbaud Inc.	1,441,646	80,083
*	Dynatrace Inc.	3,301,095	78,698
*	Envestnet Inc.	1,455,081	78,254
*	ACI Worldwide Inc.	3,209,455	77,508
*	Viavi Solutions Inc.	6,683,660	74,924
*	Q2 Holdings Inc.	1,263,869	74,644
	Perspecta Inc.	4,025,458	73,424
*	Semtech Corp.	1,944,652	72,924
*	Acacia Communications Inc.	1,079,176	72,499
	Power Integrations Inc.	814,856	71,976
*	New Relic Inc.	1,550,424	71,692
*	Lattice Semiconductor Corp.	3,900,180	69,501
*	Blackline Inc.	1,298,293	68,303
*	Teradata Corp.	3,295,182	67,518
*	Change Healthcare Inc.	6,632,420	66,258
*	NCR Corp.	3,719,077	65,828
*	Elastic NV	1,165,296	65,035
*	Premier Inc. Class A	1,952,189	63,876
*	FireEye Inc.	6,027,755	63,774
*	ViaSat Inc.	1,708,931	61,385
	Brooks Automation Inc.	2,009,354	61,285
*	Box Inc.	4,110,341	57,709
*	Rapid7 Inc.	1,293,446	56,045
*	Advanced Energy Industries Inc.	1,124,131	54,509
*	Varonis Systems Inc.	846,466	53,894
*	Synaptics Inc.	926,919	53,641
*	Cornerstone OnDemand Inc.	1,685,922	53,528
*	Appfolio Inc.	474,856	52,685
*	CommScope Holding Co. Inc.	5,687,537	51,813
*	NetScout Systems Inc.	2,066,259	48,908
*	CommVault Systems Inc.	1,201,118	48,621
*	Diodes Inc.	1,190,941	48,394
*	SPS Commerce Inc.	1,013,381	47,132
*	Bottomline Technologies DE Inc.	1,272,958	46,654
*	EchoStar Corp. Class A	1,388,911	44,403
*	FormFactor Inc.	2,196,081	44,119
*	Insight Enterprises Inc.	1,030,922	43,433
	NIC Inc.	1,854,520	42,654
*	SVMK Inc.	3,133,765	42,337
*	Cloudera Inc.	5,319,889	41,868
	Progress Software Corp.	1,300,267	41,609
*	Onto Innovation Inc.	1,389,819	41,236
*	Alarm.com Holdings Inc.	1,059,143	41,211
	InterDigital Inc.	914,713	40,824
	CSG Systems International Inc.	960,426	40,194
*	LivePerson Inc.	1,743,220	39,658
^,*	Appian Corp. Class A	948,632	38,163
*	SailPoint Technologies Holding Inc.	2,483,029	37,792
*	Rambus Inc.	3,251,099	36,087

*	Bandwidth Inc. Class A	520,189	35,004
*	ForeScout Technologies Inc.	1,104,008	34,876
*	Inovalon Holdings Inc. Class A	2,081,568	34,679
*	PROS Holdings Inc.	1,105,750	34,311
*	Crowdstrike Holdings Inc. Class A	602,777	33,563
*	Allscripts Healthcare Solutions Inc.	4,706,533	33,134
^,*	Tabula Rasa HealthCare Inc.	584,296	30,553
*	Workiva Inc.	934,828	30,223
*	Datadog Inc. Class A	805,883	28,996
*	Infinera Corp.	5,329,571	28,247
*	MicroStrategy Inc.	238,644	28,184
*	Altair Engineering Inc.	1,062,782	28,164
	Switch Inc.	1,885,450	27,207
	Ubiquiti Inc.	190,653	26,993
*	Cloudflare Inc. Class A	1,141,847	26,811
*	Avaya Holdings Corp.	3,259,487	26,369
^,*	Yext Inc.	2,482,934	25,301
^,*	3D Systems Corp.	3,266,289	25,183
*	Tenable Holdings Inc.	1,151,507	25,172
	TiVo Corp.	3,538,507	25,053
*	Perficient Inc.	896,938	24,298
*	ePlus Inc.	374,452	23,448
*	Covetrus Inc.	2,812,349	22,893
*	Unisys Corp.	1,819,382	22,469
*	Virtusa Corp.	790,929	22,462
*	MaxLinear Inc.	1,844,273	21,523
*	SolarWinds Corp.	1,368,810	21,449
	Xperi Corp.	1,444,365	20,091
^,*	Livongo Health Inc.	693,717	19,792
*	NETGEAR Inc.	843,252	19,260
*	Photronics Inc.	1,851,783	18,999
	Shutterstock Inc.	574,672	18,481
^,*	Vocera Communications Inc.	864,372	18,359
*	Limelight Networks Inc.	3,215,787	18,330
*	Model N Inc.	800,596	17,781
*	Zuora Inc. Class A	2,169,251	17,462
*	Blucora Inc.	1,421,434	17,128
*	OneSpan Inc.	903,171	16,393
*	Axcelis Technologies Inc.	884,974	16,204
*	ScanSource Inc.	732,089	15,659
*	Upland Software Inc.	581,182	15,587
*	Cerence Inc.	1,002,687	15,441
*	CEVA Inc.	618,935	15,430
^,*	PagerDuty Inc.	891,015	15,397
*	Ultra Clean Holdings Inc.	1,092,707	15,079
*	NextGen Healthcare Inc.	1,439,049	15,024
*	Amkor Technology Inc.	1,759,394	13,706
	Cohu Inc.	1,102,719	13,652
*	Harmonic Inc.	2,361,492	13,602
*	Fastly Inc. Class A	696,846	13,226
*	Boingo Wireless Inc.	1,211,755	12,857
^,*	Tucows Inc. Class A	261,392	12,615
	QAD Inc. Class A	315,520	12,599
	Simulations Plus Inc.	356,987	12,466
*	Eventbrite Inc. Class A	1,674,676	12,225
*	Ichor Holdings Ltd.	637,587	12,216
	PC Connection Inc.	294,327	12,129

*	Brightcove Inc.	1,700,063	11,849
*	Schrodinger Inc.	268,693	11,586
*	Mitek Systems Inc.	1,470,269	11,586
*,1	ChannelAdvisor Corp.	1,558,250	11,313
*	Medallia Inc.	558,002	11,182
^,*	VirnetX Holding Corp.	1,993,745	10,906
*	Meet Group Inc.	1,850,279	10,861
	American Software Inc.	763,403	10,848
*	Extreme Networks Inc.	3,478,594	10,749
	ADTRAN Inc.	1,383,890	10,628
	Pitney Bowes Inc.	4,983,899	10,167
	Ebix Inc.	661,918	10,048
	Plantronics Inc.	992,165	9,981
*	Phreesia Inc.	469,188	9,867
*	Zix Corp.	2,279,571	9,825
*	NeoPhotonics Corp.	1,338,150	9,702
*	Agilysys Inc.	579,752	9,682
*	MobileIron Inc.	2,544,998	9,671
*	PDF Solutions Inc.	820,649	9,618
*	Calix Inc.	1,350,651	9,563
*	Rosetta Stone Inc.	671,882	9,420
^,*	Ping Identity Holding Corp.	459,649	9,202
*	ACM Research Inc. Class A	304,424	9,014
*	Forrester Research Inc.	306,343	8,954
*	DSP Group Inc.	657,252	8,807
^,*	Inseego Corp.	1,402,540	8,738
	Comtech Telecommunications Corp.	657,095	8,733
	Computer Programs & Systems Inc.	380,477	8,466
*	Adesto Technologies Corp.	752,836	8,424
*	Avid Technology Inc.	1,191,895	8,021
^,*	Impinj Inc.	480,004	8,021
*	nLight Inc.	752,967	7,899
*	A10 Networks Inc.	1,270,818	7,892
	Hackett Group Inc.	619,693	7,882
*	KVH Industries Inc.	815,996	7,695
*	eGain Corp.	1,032,145	7,566
*	Diebold Nixdorf Inc.	2,141,271	7,537
*	Immersion Corp.	1,400,806	7,508
*	Digi International Inc.	783,893	7,478
*	Health Catalyst Inc.	271,657	7,104
^,*	Red Violet Inc.	389,900	7,018
*	Benefitfocus Inc.	773,117	6,888
*	Ooma Inc.	574,361	6,852
*	Alpha & Omega Semiconductor Ltd.	1,063,120	6,815
*	GTY Technology Holdings Inc.	1,464,049	6,617
*	Domo Inc.	661,492	6,575
*	Telaria Inc.	1,090,720	6,544
*	Loral Space & Communications Inc.	394,427	6,409
*	Sciplay Corp. Class A	614,419	5,852
*	Telenav Inc.	1,322,193	5,712
*	Arlo Technologies Inc.	2,343,199	5,694
*	GSI Technology Inc.	809,502	5,634
^,*	Smith Micro Software Inc.	1,312,077	5,524
*	CalAmp Corp.	1,197,333	5,388
*	Iteris Inc.	1,670,867	5,347
*	Seachange International Inc.	1,397,053	5,197
*	Icad Inc.	683,249	5,015

*	Rimini Street Inc.	1,208,455	4,943
*	Ribbon Communications Inc.	1,625,825	4,926
	GlobalSCAPE Inc.	681,745	4,854
*	Clearfield Inc.	384,251	4,553
*	Synchronoss Technologies Inc.	1,478,522	4,509
*	AXT Inc.	1,382,297	4,437
	PC-Tel Inc.	666,303	4,431
^,*	Applied Optoelectronics Inc.	558,947	4,242
^,*	PAR Technology Corp.	329,304	4,235
^,*	Digimarc Corp.	308,724	4,029
*	Genasys Inc.	1,175,858	3,845
*	Endurance International Group Holdings Inc.	1,961,956	3,787
*	Pixelworks Inc.	1,224,128	3,489
^,*	Gogo Inc.	1,634,682	3,466
*	Powerfleet Inc.	973,885	3,370
*	Casa Systems Inc.	958,408	3,354
^,*	Intelligent Systems Corp.	93,431	3,176
*,1	Computer Task Group Inc.	802,286	3,073
*	Amtech Systems Inc.	614,207	2,672
*	Majesco	444,853	2,429
^,*	Beyond Air Inc.	297,828	2,383
*	Castlight Health Inc. Class B	3,132,276	2,265
*	SecureWorks Corp. Class A	193,975	2,233
*	SharpSpring Inc.	362,676	2,198
*	Airgain Inc.	297,291	2,197
	AstroNova Inc.	278,254	2,159
^,*	Waitr Holdings Inc.	1,623,517	1,997
*	Synacor Inc.	1,651,360	1,684
*	Identiv Inc.	498,106	1,684
*	DASAN Zhone Solutions Inc.	390,702	1,637
^,*	Park City Group Inc.	426,287	1,620
*	Intellicheck Inc.	473,575	1,605
*	Great Elm Capital Group Inc.	825,118	1,535
*	Mastech Digital Inc.	109,009	1,400
^,*	Atomera Inc.	358,620	1,255
*	Cambium Networks Corp.	219,183	1,227
*	EMCORE Corp.	547,214	1,226
^,*	Resonant Inc.	826,161	1,223
^,*	Veritone Inc.	523,359	1,219
*	Everspin Technologies Inc.	444,486	1,165
	Wayside Technology Group Inc.	89,525	1,145
	QAD Inc. Class B	44,450	1,090
	TESSCO Technologies Inc.	206,522	1,010
*	Aviat Networks Inc.	118,360	1,006
	Communications Systems Inc.	214,756	958
*	Aehr Test Systems	567,809	948
	CSP Inc.	129,730	907
*	Lantronix Inc.	433,872	848
*	NetSol Technologies Inc.	324,689	812
	Support.com Inc.	713,671	778
*	Qumu Corp.	460,283	764
	TransAct Technologies Inc.	227,236	707
*	Key Tronic Corp.	240,560	700
^,*	Akerna Corp.	128,038	656
*	Kopin Corp.	1,867,120	652
*	RigNet Inc.	338,521	609
^,*	QuickLogic Corp.	205,949	585

*	inTEST Corp.	208,654	555
*	Innodata Inc.	649,340	519
*	GSE Systems Inc.	541,861	505
*	Data I/O Corp.	179,297	504
*	Finjan Holdings Inc.	417,164	417
*	ClearOne Inc.	231,050	388
*	CVD Equipment Corp.	162,311	386
*	WidePoint Corp.	981,058	359
^,*	Super League Gaming Inc.	158,855	349
	Network-1 Technologies Inc.	129,664	283
*	One Stop Systems Inc.	190,266	274
*	CynergisTek Inc.	186,745	263
	BK Technologies Corp.	154,596	257
^,*	Mohawk Group Holdings Inc.	156,574	255
^,*	Exela Technologies Inc.	1,212,328	249
^,*	Neurotrope Inc.	259,399	213
*	RCM Technologies Inc.	158,525	198
*	AudioEye Inc.	40,564	173
*	BSQUARE Corp.	180,438	171
*	Optical Cable Corp.	62,844	151
*	Streamline Health Solutions Inc.	171,772	146
^,*,§ FTE Networks Inc.		84,180	126
*	Sonim Technologies Inc.	172,397	121
*	Global Eagle Entertainment Inc.	720,013	114
*	ADDvantage Technologies Group Inc.	47,738	105
*	Inuvo Inc.	400,436	95
*	Xcel Brands Inc.	151,456	92
^,*	NXT-ID Inc.	236,456	83
^,*	RumbleON Inc. Class B	347,425	73
*	Cinedigm Corp. Class A	183,006	67
^,*	Sigma Labs Inc.	22,416	62
^,*	Creative Realities Inc.	68,684	54
^,*,§ Ominto Inc.		101,171	41
*	Trio-Tech International	15,180	41
*	Evolving Systems Inc.	27,962	22
*	Qualstar Corp.	4,806	13
*	Westell Technologies Inc. Class A	10,355	8
	SilverSun Technologies Inc.	3,301	6
^,*	Sprout Social Inc. Class A	7	—
			178,577,951
Telecommunications (2.0%)
	Verizon Communications Inc.	121,275,271	6,516,120
	AT&T Inc.	214,190,344	6,243,649
*	T-Mobile US Inc.	8,773,212	736,073
	CenturyLink Inc.	31,960,829	302,349
^,*	Zoom Video Communications Inc. Class A	1,331,972	194,628
*	GCI Liberty Inc. Class A	2,812,815	160,246
^,*	Sprint Corp.	18,024,297	155,369
*	Iridium Communications Inc.	3,269,564	73,009
	Shenandoah Telecommunications Co.	1,383,407	68,133
*	Vonage Holdings Corp.	6,747,928	48,788
	Telephone & Data Systems Inc.	2,821,991	47,297
*	8x8 Inc.	2,792,744	38,707
*	Cincinnati Bell Inc.	1,410,514	20,650
	ATN International Inc.	297,837	17,486
*	Anterix Inc.	348,482	15,915
*	United States Cellular Corp.	462,451	13,545

	Consolidated Communications Holdings Inc.	1,980,545	9,012
^,*	GTT Communications Inc.	917,192	7,292
	Spok Holdings Inc.	674,302	7,208
*	WideOpenWest Inc.	1,493,678	7,110
*	ORBCOMM Inc.	2,349,918	5,734
^,*	Globalstar Inc.	15,574,538	4,588
^,*	Intelsat SA	2,194,925	3,358
*	Alaska Communications Systems Group Inc.	1,812,757	3,154
*	IDT Corp. Class B	554,084	3,003
^,*	HC2 Holdings Inc.	1,075,504	1,667
^,*	Pareteum Corp.	2,926,761	1,206
^,*	Frontier Communications Corp.	3,110,382	1,182
*	Otelco Inc. Class A	54,417	256
*	CPS Technologies Corp.	109,990	111
			14,706,845
Utilities (3.5%)
	NextEra Energy Inc.	14,331,534	3,448,454
	Dominion Energy Inc.	24,138,343	1,742,547
	Duke Energy Corp.	21,377,353	1,729,000
	Southern Co.	30,746,650	1,664,624
	American Electric Power Co. Inc.	14,479,780	1,158,093
	Exelon Corp.	28,438,367	1,046,816
	Xcel Energy Inc.	15,711,385	947,397
	Sempra Energy	8,046,243	909,145
	WEC Energy Group Inc.	9,244,583	814,725
	Consolidated Edison Inc.	9,743,884	760,023
	Eversource Energy	9,486,669	741,952
	Public Service Enterprise Group Inc.	14,829,625	665,998
	FirstEnergy Corp.	15,816,334	633,761
	American Water Works Co. Inc.	5,280,515	631,338
	Edison International	10,513,653	576,043
	Entergy Corp.	5,821,710	547,066
	DTE Energy Co.	5,612,831	533,051
*	Ameren Corp.	7,203,775	524,651
	PPL Corp.	21,194,120	523,071
	CMS Energy Corp.	8,305,972	487,976
	Evergy Inc.	6,667,158	367,027
	Atmos Energy Corp.	3,488,079	346,122
	Alliant Energy Corp.	7,141,291	344,853
	NiSource Inc.	10,927,941	272,871
	AES Corp.	19,424,743	264,177
	Essential Utilities Inc.	6,304,925	256,610
	Pinnacle West Capital Corp.	3,293,496	249,614
	CenterPoint Energy Inc.	14,686,432	226,905
	NRG Energy Inc.	6,995,445	190,696
	Vistra Energy Corp.	11,417,392	182,222
	OGE Energy Corp.	5,864,330	180,211
	UGI Corp.	6,130,220	163,493
*	PG&E Corp.	15,531,262	139,626
	Hawaiian Electric Industries Inc.	3,192,678	137,445
	IDACORP Inc.	1,475,319	129,518
	ONE Gas Inc.	1,536,994	128,523
	Portland General Electric Co.	2,608,988	125,075
	Black Hills Corp.	1,798,546	115,161
	Spire Inc.	1,413,533	105,280
	Southwest Gas Holdings Inc.	1,480,360	102,974
	New Jersey Resources Corp.	2,786,456	94,656

	ALLETE Inc.			1,514,793	91,918
	National Fuel Gas Co.			2,456,131	91,589
	PNM Resources Inc.			2,325,287	88,361
	NorthWestern Corp.			1,468,835	87,880
	American States Water Co.			1,066,707	87,193
	Avista Corp.			1,947,224	82,738
	Ormat Technologies Inc.			1,189,321	80,469
	El Paso Electric Co.			1,180,947	80,257
	Avangrid Inc.			1,812,434	79,348
	California Water Service Group			1,401,664	70,532
	South Jersey Industries Inc.			2,701,358	67,534
	MGE Energy Inc.			1,013,155	66,331
	Northwest Natural Holding Co.			880,618	54,378
	SJW Group			808,558	46,710
	Clearway Energy Inc. Class C			2,225,734	41,844
	TerraForm Power Inc. Class A			2,639,181	41,620
	Chesapeake Utilities Corp.			453,476	38,867
*	Evoqua Water Technologies Corp.			2,531,050	28,373
	Middlesex Water Co.			464,366	27,918
	Unitil Corp.			471,999	24,695
*	Sunrun Inc.			2,407,738	24,318
	Clearway Energy Inc. Class A			1,069,478	18,363
	York Water Co.			379,365	16,487
*,1	Pure Cycle Corp.			1,427,966	15,922
	Artesian Resources Corp.			383,165	14,323
^,*	Cadiz Inc.			1,158,053	13,514
^,*,1 Atlantic Power Corp.				6,002,875	12,846
^,*	Bloom Energy Corp. Class A			1,767,295	9,243
	RGC Resources Inc.			232,177	6,717
^,*	Vivint Solar Inc.			1,217,502	5,321
	Genie Energy Ltd. Class B			600,987	4,315
*	Sunnova Energy International Inc.			362,272	3,648
	Spark Energy Inc. Class A			481,718	3,020
					25,635,382
Total Common Stocks (Cost $539,124,922)					732,438,687
Preferred Stocks (0.0%)
	Air T Funding Pfd., 8.00%, 6/7/24 (Cost $36)			1,727	33
Temporary Cash Investments (0.9%)
		Coupon
Money Market Fund (0.8%)
3,4 Vanguard Market Liquidity Fund		0.943%		64,293,541	6,421,639

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	1.543%	4/16/20	11,365	11,364
5	United States Treasury Bill	1.527%–1.541%	4/30/20	8,000	8,000
	United States Treasury Bill	1.551%	5/14/20	13,500	13,498
5	United States Treasury Bill	1.551%	5/21/20	130,000	129,985
5	United States Treasury Bill	1.128%	6/4/20	18,000	17,997
5	United States Treasury Bill	0.018%–0.020%	8/13/20	200,667	200,566
5	United States Treasury Bill	0.102%	9/17/20	100,333	100,281
					481,691
Total Temporary Cash Investments (Cost $6,907,496)					6,903,330

Total Investments (100.3%) (Cost $546,032,454)	739,342,050
Other Asset and Liabilities-Net (-0.3%)4,6	(2,543,905)
Net Assets (100%)	736,798,145

Cost rounded to $000.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$2,782,067,000.
* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $3,068,410,000 was received for securities on loan.
5 Securities with a value of $363,810,000 have been segregated as initial margin for open futures contracts.
6 Cash of $74,450,000 has been segregated as collateral for open over-the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	28,924	3,716,300	(93,799)
E-mini S&P Mid-Cap 400 Index	June 2020	240	34,507	(2,345)
E-mini Russell 2000 Index	June 2020	1,914	109,825	(2,222)
				(98,366)

Total Stock Market Index Fund

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Alliance Data Systems Corp.	2/2/21	GSI	1,680	(1.325)	—	(335)
Alliance Data Systems Corp.	2/2/21	GSI	1,102	(1.329)	244	—
Assurant Inc.	2/2/21	GSI	4,195	(0.812)	1,008	—
Assurant Inc.	2/2/21	GSI	3,238	(0.950)	405	—
Assurant Inc.	2/2/21	GSI	3,187	(1.128)	456	—
Bank of America Corp.	2/2/21	GSI	40,880	(1.012)	1,565	—
E*TRADE Financial Corp.	2/2/21	GSI	6,606	(1.173)	1,114	—
JPMorgan Chase & Co.	9/2/21	BOANA	348,330	(1.965)	—	(78,771)
JPMorgan Chase & Co.	9/2/21	BOANA	103,910	(1.250)	—	(13,930)
JPMorgan Chase & Co.	9/2/21	BOANA	88,050	(1.155)	1,937	—
JPMorgan Chase & Co.	9/2/21	BOANA	56,064	(1.175)	—	(2,083)
National Fuel Gas Co.	9/2/20	BOANA	2,901	(1.050)	—	(261)
Raymond James Financial					—
Inc.	9/2/20	BOANA	7,689	(1.324)		(381)
Raymond James Financial					—
Inc.	9/2/20	BOANA	6,993	(1.012)		(321)
Raymond James Financial					—
Inc.	9/2/20	BOANA	6,071	(1.197)		(354)
VICI Properties Inc.	2/21/21	GSI	12,560	(0.612)	4,374	—
					11,103	(96,436)

BOANA—Bank of America NA.
GSI—Goldman Sachs International.

1 Payment received/paid monthly.

At March 31, 2020, a counterparty had deposited in a segregated account securities with a value of $10,681,000 in connection with open swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using

Total Stock Market Index Fund

valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with

Total Stock Market Index Fund

each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	732,427,882	63	10,742	732,438,687
Preferred Stocks	33	—	—	33
Temporary Cash Investments	6,421,639	481,691	—	6,903,330
Total	738,849,554	481,754	10,742	739,342,050
Derivative Financial Instruments
Assets
Swap Contracts	—	11,103	—	11,103
Liabilities
Futures Contracts[1]	60,629	—	—	60,629
Swap Contracts	—	96,436	—	96,436
Total	60,629	96,436	—	157,065
1 Represents variation margin on the last day of the reporting period.

Total Stock Market Index Fund

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Dec, 31,		Proceeds					March, 31,
	2019		from	Realized	Change in		Capital Gain	2020
	Market Value	Purchases at Cost	Securities Sold[1]	Net (Loss) Gain	Unrealized App.(Dep.)	Income	Distributions Received	Market Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Atlantic Power Corp.	NA2	4,228	195	86	(1,319)	—	—	12,846
Bluerock Residential
Growth REIT Inc.	NA2	11,257	—	37	(10,486)	(414)	—	9,585
ChannelAdvisor Corp.	NA2	3,514	208	847	(3,723)	—	—	11,313
Cherry Hill Mortgage
Investment Corp.	NA2	5,138	1,981	(70)	(8,217)	177	—	5,983
Computer Task Group Inc.	3,867	273	2	(1)	(1,064)	—	—	3,073
Condor Hospitality Trust
Inc.	NA2	6,679	—	—	(5,629)	(105)	—	3,448
Consolidated-Tomoka
Land Co.	NA2	7,622	103	71	(4,480)	67	—	13,373
Exantas Capital Corp.	NA2	2,845	—	—	(8,420)	55	—	5,658
Gladstone Land Corp.	NA2	7,620	—	7	(1,478)	(186)	—	16,266
Great Ajax Corp.	23,995	7,159	2,501	4	(15,818)	(585)	—	12,660
LSI Industries Inc.	NA2	2,847	—	—	(3,034)	59	—	4,946
Perma-Pipe International
Holdings Inc.	4,362	4	105	(30)	(1,406)	—	—	2,825
Pure Cycle Corp.	NA2	9,194	—	—	(2,276)	—	—	15,922
Rubicon Project Inc.	NA2	1,523	—	—	(3,596)	—	—	9,134
Safeguard Scientifics Inc.	11,504	438	—	13	(5,912)	—	—	6,043
Spirit MTA REIT	2,191	—	—	—	—	—	—	NA3
Vanguard Market Liquidity
Fund	5,328,966	NA4	NA4	(3,459)	(5,224)	14,429	—	6,421,639
Total	5,374,885			(2,495)	(82,082)	13,497	—	6,554,714

1 Does not include adjustments to related return of capital.
2 Not Applicable—at December 31, 2019, the issuer was not an affiliated company of the fund.
3 Not Applicable—at March 31, 2020, the security was still held, but the issuer was no longer an affiliated company of the fund.
4 Not Applicable—purchases and sales are for temporary cash investment purposes.